UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2024

Date of reporting period:	01/01/2024 – 06/30/2024

Item 1. Reports to Stockholders.

TIFF Multi-Asset Fund

TIFF Multi-Asset Fund

A series portfolio of TIFF Investment Program

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about  TIFF Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$56	1.08%

Key Fund Statistics

  Total Net Assets$1,269,246,304
  # of Portfolio Holdings1,320
  Portfolio Turnover Rate120%

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

 Country Allocation (% of Net Assets)

United States	91.7%
Canada	4.4
Denmark	2.4
South Korea	1.5
France	1.3
Sweden	1.2
United Kingdom	0.9
China	0.9
Japan	0.5
Finland	0.5
Others	3.8

Top Ten Holdings (% of Net Assets)

FIXED INC CLEARING CORP. REPO, 5.320%, due 07/01/24	7.7%
NVIDIA Corp.	3.0%
Amazon.com, Inc.	2.4%
Microsoft Corp.	2.3%
Honeycomb Partners LP	2.3%
Financial Select Sector SPDR Fund	2.2%
Eversept Global Healthcare Fund LP	2.1%
U.S. Treasury Bills, 5.316%, due 09/26/24	2.1%
Meta Platforms, Inc., A	2.0%
Helikon Long Short Equity Fund ICAV	1.8%

Householding

If you wish to receive a copy of this document at a new address, contact 800-984-0084.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, monthly performance results, proxy voting record or proxy voting policy, please visit www.tipfunds.org.

Phone: 800-984-0084

Email: info@tiff.org

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The Fund's prospectus contains this and other information. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting www.tipfunds.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

TIFF Investment Program
2024 Semi-Annual Report	JUNE 30, 2024
About TIFF
TIFF Advisory Services, LLC (“TAS”), an employee-owned Public Benefit Limited Liability Company (LLC), is a leading asset management firm dedicated to delivering comprehensive outsourced CIO (OCIO) and private markets solutions to primarily endowments, foundations, and other charitable organizations. Our primary objective is to enhance investment returns for our members while also optimizing their costs and reducing their administrative burden.
TIFF Mutual Fund
TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TAS serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2024.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TAS services as well as answer any questions about these financial statements. For further information about TIP, please call us at 610-684-8200 or visit www.tiff.org.
August 28, 2024

Copyright © 2024 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2024
Financial Highlights
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
For a share outstanding throughout each period
Net asset value, beginning of period	$14.03	$12.48	$16.22	$16.71	$14.22	$12.02
Income (loss) from investment operations
Net investment income (loss) (a)	0.06	0.08	0.03	0.01	(0.14)	0.12
Net realized and unrealized gain (loss) on investments	0.98	1.96	(2.49)	2.03	2.75	2.05
Total from investment operations	1.04	2.04	(2.46)	2.04	2.61	2.17
Less distributions from
Net investment income	(0.05)	(0.18)	—	(0.24)	—	—
Net realized gains	—	(0.31)	(1.28)	(2.29)	(0.15)	—
Total distributions	(0.05)	(0.49)	(1.28)	(2.53)	(0.15)	—
Entry/exit fee per share (a)	—	—	—	—	0.03	0.03
Net asset value, end of period	$15.02	$14.03	$12.48	$16.22	$16.71	$14.22
Total return (b)	7.43%(c)	16.51%	(15.17)%	12.46%	18.57%(d)	18.39%
Ratios/supplemental data
Net assets, end of period (000s)	$1,269,246	$1,235,201	$1,247,979	$1,582,109	$1,563,172	$1,912,954
Ratio of expenses to average net assets, before waivers (e)	1.11%(f)	1.24%	1.14%	0.92%	2.22%(g)	1.00%
Ratio of expenses to average net assets, after waivers (e)	1.08%(f)(h)	1.23%(h)	1.14%	0.92%	2.22%(g)	1.00%
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	0.83%(f)(h)	0.98%(h)	0.88%	0.72%	1.92%(g)	0.78%
Ratio of net investment income (loss) to average net assets	0.80%(f)(h)	0.59%(h)	0.22%	0.05%	(0.97)%	0.92%
Portfolio turnover	120%	199%	143%	87%	146%	114%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

(h)
Net of fees and expenses waived. An expense waiver was in place effective November 1, 2023. For 2023, the impact of the fee waiver as a ratio to average net assets was 0.01%. For 2024, the impact of the fee waiver as a ratio to average net assets was 0.03%.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Investments — 109.1% of net assets
Common Stocks — 70.1%
U.S. Common Stocks — 52.7%
Aerospace & Defense — 1.4%
Axon Enterprise, Inc. (a) (b)	28,954	$8,519,425
Cadre Holdings, Inc.	89,371	2,999,291
General Dynamics Corp. (b)	774	224,568
General Electric Co. (b)	15,316	2,434,785
Hexcel Corp.	1,994	124,525
Huntington Ingalls Industries, Inc.	5,206	1,282,394
MDA Space Ltd. (a) (b)	109,700	1,095,356
Mercury Systems, Inc. (a)	25,774	695,640
RTX Corp. (b)	6,408	643,299
Textron, Inc.	4,988	428,270
		18,447,553
Automobile Components — 0.1%
Aptiv PLC (a)	838	59,012
Dorman Products, Inc. (a)	3,744	342,501
Goodyear Tire & Rubber Co. (a)	36,411	413,265
Lear Corp.	3,034	346,513
		1,161,291
Automobiles — 0.5%
Ford Motor Co.	40,022	501,876
General Motors Co.	33,428	1,553,065
Rivian Automotive, Inc., Class A (a)	31,850	427,427
Tesla, Inc. (a) (b)	16,984	3,360,794
Thor Industries, Inc.	5,723	534,814
		6,377,976
Banks — 0.8%
Bank of America Corp. (b)	59,282	2,357,645
Bank OZK	4,891	200,531
Citigroup, Inc. (b)	37,166	2,358,554
Citizens Financial Group, Inc.	37,465	1,349,864
First Citizens BancShares, Inc., Class A	44	74,079
First Horizon Corp.	67,915	1,071,019
Huntington Bancshares, Inc.	7,209	95,015
Live Oak Bancshares, Inc. (b)	20,561	720,869
Prosperity Bancshares, Inc.	3,176	194,181
Texas Capital Bancshares, Inc. (a)	1,751	107,056
Truist Financial Corp.	13,145	510,683
U.S. Bancorp	3,812	151,336
Valley National Bancorp	64,167	447,886
		9,638,718
Beverages — 0.1%
Coca-Cola Co.	4,644	295,590
Coca-Cola Consolidated, Inc.	422	457,870
Molson Coors Beverage Co., Class B	5,207	264,672
		1,018,132
Biotechnology — 1.3%
AbbVie, Inc. (b)	2,805	481,114
Agios Pharmaceuticals, Inc. (a)	30,522	1,316,109
Apellis Pharmaceuticals, Inc. (a)	1,846	70,813
Biogen, Inc. (a)	7,650	1,773,423
CG oncology, Inc. (a)	35,724	1,127,807
Cullinan Therapeutics, Inc. (a)	36,981	644,949
Cytokinetics, Inc. (a)	1,366	74,010
Exact Sciences Corp. (a)	5,197	219,573
Exelixis, Inc. (a)	9,287	208,679
	Number of Shares	Value
Gilead Sciences, Inc. (b)	11,913	$817,351
Incyte Corp. (a)	8,162	494,780
Legend Biotech Corp.- ADR (a)	20,469	906,572
Natera, Inc. (a)	15,244	1,650,773
Neurocrine Biosciences, Inc. (a)	4,617	635,622
Regeneron Pharmaceuticals, Inc. (a) (b)	792	832,416
Roivant Sciences Ltd. (a) (c)	418,743	4,426,113
United Therapeutics Corp. (a) (b)	833	265,352
Vericel Corp. (a)	629	28,858
Vertex Pharmaceuticals, Inc. (a) (b)	116	54,371
		16,028,685
Broadline Retail — 2.7%
Amazon.com, Inc. (a) (b)	159,300	30,784,725
eBay, Inc.	9,721	522,212
Etsy, Inc. (a) (b)	16,747	987,738
Kohl’s Corp.	24,007	551,921
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	14,726	1,445,652
Savers Value Village, Inc. (a)	56,879	696,199
		34,988,447
Building Products — 0.3%
AAON, Inc. (b)	3,050	266,082
Armstrong World Industries, Inc.	879	99,538
AZEK Co., Inc. (a)	7,368	310,414
Builders FirstSource, Inc. (a)	1,478	204,570
Hayward Holdings, Inc. (a)	92,057	1,132,301
Johnson Controls International PLC (b)	5,923	393,702
Masco Corp. (b)	8,608	573,895
Owens Corning	6,015	1,044,926
Zurn Elkay Water Solutions Corp.	6,277	184,544
		4,209,972
Capital Markets — 1.0%
Affiliated Managers Group, Inc.	2,592	404,948
Ameriprise Financial, Inc.	794	339,189
Bank of New York Mellon Corp.	8,124	486,546
Charles Schwab Corp. (b)	12,615	929,599
Coinbase Global, Inc., Class A (a)	253	56,224
Federated Hermes, Inc.	465	15,289
Galaxy Digital Holdings Ltd. (a) (b)	56,800	663,473
Interactive Brokers Group, Inc., Class A	3,057	374,788
Intercontinental Exchange, Inc. (b)	53,182	7,280,084
Invesco Ltd.	10,682	159,803
Moody’s Corp. (b)	1,405	591,407
Northern Trust Corp.	2,169	182,153
Robinhood Markets, Inc., Class A (a)	14,759	335,177
State Street Corp.	4,425	327,450
Virtu Financial, Inc., Class A	30,156	677,002
		12,823,132
Chemicals — 0.4%
Axalta Coating Systems Ltd. (a)	4,455	152,227
Celanese Corp.	2,017	272,073
CF Industries Holdings, Inc. (b)	1,992	147,647
Corteva, Inc. (b)	12,033	649,060
Eastman Chemical Co. (b)	3,833	375,519
FMC Corp.	6,883	396,117
Ingevity Corp. (a)	349	15,255

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
LyondellBasell Industries NV, Class A (b)	4,592	$439,271
Mosaic Co. (b)	27,152	784,693
Perimeter Solutions SA (a)	12,128	94,962
Scotts Miracle-Gro Co.	1,049	68,248
Sherwin-Williams Co. (b)	2,949	880,070
Stepan Co.	5,550	465,978
		4,741,120
Commercial Services & Supplies — 0.4%
Brink’s Co. (b)	6,115	626,176
GEO Group, Inc. (a)	48,456	695,828
GFL Environmental, Inc. (b)	44,689	1,739,743
OPENLANE, Inc. (a)	39,779	659,933
Tetra Tech, Inc. (b)	1,383	282,796
Veralto Corp. (b)	2,519	240,489
Vestis Corp.	92,165	1,127,178
		5,372,143
Communications Equipment — 0.7%
Arista Networks, Inc. (a) (b)	3,138	1,099,806
Ciena Corp. (a)	12,736	613,621
Cisco Systems, Inc. (b)	41,357	1,964,871
F5, Inc. (a)	787	135,545
Harmonic, Inc. (a)	155,277	1,827,610
Infinera Corp. (a)	266,897	1,625,403
Juniper Networks, Inc.	11,137	406,055
Lumentum Holdings, Inc. (a)	17,675	900,011
		8,572,922
Construction & Engineering — 0.6%
AECOM (b)	2,686	236,744
Comfort Systems USA, Inc.	411	124,993
EMCOR Group, Inc.	33	12,048
Fluor Corp. (a)	66,722	2,905,743
Great Lakes Dredge & Dock Corp. (a)	63,539	557,873
Orion Group Holdings, Inc. (a)	54,684	520,045
Quanta Services, Inc. (b)	1,638	416,199
Valmont Industries, Inc.	8,450	2,319,103
WillScot Mobile Mini Holdings Corp. (a) (b)	2,127	80,060
		7,172,808
Construction Materials — 0.0%
Eagle Materials, Inc.	1,014	220,504
Consumer Finance — 0.2%
Ally Financial, Inc.	2,475	98,183
American Express Co. (b)	4,026	932,220
Discover Financial Services	685	89,605
SLM Corp.	2,171	45,135
Synchrony Financial	18,009	849,845
		2,014,988
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., Class A	561	11,080
BJ’s Wholesale Club Holdings, Inc. (a) (b)	1,141	100,225
Chefs’ Warehouse, Inc. (a)	77,083	3,014,716
Dollar General Corp. (b)	2,381	314,839
Grocery Outlet Holding Corp. (a)	12,481	276,080
Kroger Co.	19,630	980,126
Performance Food Group Co. (a) (b)	8,272	546,862
Target Corp. (b)	1,903	281,720
Walgreens Boots Alliance, Inc. (b)	63,157	763,884
	Number of Shares	Value
Walmart, Inc. (b)	28,732	$1,945,444
		8,234,976
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA	133,537	454,026
Ball Corp.	10,075	604,701
Berry Global Group, Inc.	9,620	566,137
International Paper Co. (b)	5,778	249,321
Westrock Co. (b)	870	43,726
		1,917,911
Distributors — 0.0%
A-Mark Precious Metals, Inc.	471	15,246
Pool Corp.	876	269,221
		284,467
Diversified Consumer Services — 0.2%
ADT, Inc. (b)	20,472	155,587
Mister Car Wash, Inc. (a) (b)	286,137	2,037,296
		2,192,883
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc. (a) (b)	35,187	408,521
AT&T, Inc. (b)	143,057	2,733,819
Globalstar, Inc. (a)	666,492	746,471
Verizon Communications, Inc. (b)	57,929	2,388,992
		6,277,803
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc. (b)	17,461	157,498
NRG Energy, Inc.	14,815	1,153,496
		1,310,994
Electrical Equipment — 0.7%
AMETEK, Inc. (b)	2,996	499,463
EnerSys	13,885	1,437,375
Enovix Corp. (a)	55,624	859,947
GE Vernova, Inc. (a) (b)	7,717	1,323,543
Generac Holdings, Inc. (a)	5,131	678,421
nVent Electric PLC (b)	7,311	560,096
Regal Rexnord Corp.	8,203	1,109,210
Sensata Technologies Holding PLC	7,376	275,788
Vertiv Holdings Co. (b)	18,088	1,565,878
		8,309,721
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a)	9,360	1,130,314
Avnet, Inc.	4,093	210,749
Belden, Inc.	4,407	413,377
Coherent Corp. (a)	4,583	332,084
Evolv Technologies Holdings, Inc. (a)	29,230	74,536
Flex Ltd. (a)	12,655	373,196
Jabil, Inc.	755	82,136
PAR Technology Corp. (a)	13,386	630,347
Powerfleet, Inc. NJ (a)	171,865	785,423
TD SYNNEX Corp.	8,248	951,819
Vontier Corp.	3,636	138,895
		5,122,876
Energy Equipment & Services — 1.1%
Atlas Energy Solutions, Inc.	38,417	765,651
Baker Hughes Co.	29,876	1,050,739
Diamond Offshore Drilling, Inc. (a)	24,096	373,247
Halliburton Co.	3,187	107,657
Helix Energy Solutions Group, Inc. (a)	111,202	1,327,752

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Liberty Energy, Inc.	55,972	$1,169,255
Noble Corp. PLC	23,167	1,034,406
NOV, Inc.	35,170	668,582
Oceaneering International, Inc. (a)	63,683	1,506,740
Patterson-UTI Energy, Inc.	112,453	1,165,013
Select Water Solutions, Inc.	46,157	493,880
Solaris Oilfield Infrastructure, Inc., Class A	2,739	23,501
Tidewater, Inc. (a)	25,548	2,432,425
Valaris Ltd. (a)	1,562	116,369
Weatherford International PLC (a) (b)	10,832	1,326,378
		13,561,595
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C (a)	453	17,866
Live Nation Entertainment, Inc. (a)	7,897	740,265
Madison Square Garden Sports Corp. (a)	12,812	2,410,322
Netflix, Inc. (a) (b)	4,734	3,194,882
Playtika Holding Corp.	66,852	526,125
Spotify Technology SA (a)	1,704	534,698
Take-Two Interactive Software, Inc. (a)	8,441	1,312,491
TKO Group Holdings, Inc.	14,834	1,601,924
Walt Disney Co. (b)	12,097	1,201,111
Warner Music Group Corp., Class A	13,645	418,219
		11,957,903
Financial Services — 2.8%
Apollo Global Management, Inc.	8,903	1,051,177
AvidXchange Holdings, Inc. (a)	184,223	2,221,729
Berkshire Hathaway, Inc., Class B (a) (b)	4,667	1,898,536
Block, Inc. (a)	4,491	289,625
Corebridge Financial, Inc.	2,714	79,032
Corpay, Inc. (a)	2,597	691,867
Fidelity National Information Services, Inc.	21,770	1,640,587
Fiserv, Inc. (a) (b)	6,130	913,615
Global Payments, Inc.	10,421	1,007,711
Jack Henry & Associates, Inc.	846	140,453
Marqeta, Inc., Class A (a)	178,587	978,657
Mastercard, Inc., Class A (b)	3,503	1,545,383
Paymentus Holdings, Inc., Class A (a)	29,457	559,683
PayPal Holdings, Inc. (a)	37,509	2,176,647
Repay Holdings Corp. (a)	42,794	451,905
Swiftmerge Acquisition Corp. (a) (d) (e) (f)	6,943	55,544
Toast, Inc., Class A (a)	58,594	1,509,967
Visa, Inc., Class A (b)	60,043	15,759,486
Western Union Co.	85,426	1,043,906
WEX, Inc. (a)	9,013	1,596,563
		35,612,073
Food Products — 0.1%
Archer-Daniels-Midland Co.	13,243	800,539
Campbell Soup Co.	3,110	140,541
Darling Ingredients, Inc. (a)	9,066	333,176
Freshpet, Inc. (a)	521	67,412
		1,341,668
Ground Transportation — 0.4%
CSX Corp. (b)	24,171	808,520
Landstar System, Inc.	630	116,222
	Number of Shares	Value
Uber Technologies, Inc. (a) (b)	40,092	$2,913,887
Union Pacific Corp. (b)	3,902	882,866
		4,721,495
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc. (a)	963	232,497
Baxter International, Inc.	19,386	648,462
IDEXX Laboratories, Inc. (a)	9,389	4,574,321
Inspire Medical Systems, Inc. (a)	269	36,000
Insulet Corp. (a)	612	123,502
Lantheus Holdings, Inc. (a)	2,608	209,396
Masimo Corp. (a)	3,019	380,213
Medtronic PLC (b)	12,675	997,649
Merit Medical Systems, Inc. (a)	28,260	2,428,947
Stryker Corp.	22,293	7,585,193
		17,216,180
Health Care Providers & Services — 1.3%
Amedisys, Inc. (a)	104	9,547
Brookdale Senior Living, Inc. (a)	107,292	732,804
Cardinal Health, Inc.	6,141	603,783
Cencora, Inc.	1,600	360,480
Centene Corp. (a)	15,368	1,018,898
Cigna Group (b)	5,705	1,885,902
CVS Health Corp.	48,511	2,865,060
Elevance Health, Inc. (b)	2,063	1,117,857
HCA Healthcare, Inc. (b)	1,088	349,553
HealthEquity, Inc. (a)	22,394	1,930,363
Humana, Inc.	389	145,350
McKesson Corp. (b)	754	440,366
NeoGenomics, Inc. (a)	150,407	2,086,145
Premier, Inc., Class A	3,418	63,814
R1 RCM, Inc. (a)	407	5,112
RadNet, Inc. (a) (b)	7,500	441,900
Talkspace, Inc. (a)	124,397	286,113
Tenet Healthcare Corp. (a)	3,068	408,136
UnitedHealth Group, Inc. (b)	4,064	2,069,633
		16,820,816
Health Care REITs — 0.0%
Healthpeak Properties, Inc. (b)	20,322	398,311
Health Care Technology — 0.1%
Phreesia, Inc. (a)	43,550	923,260
Veeva Systems, Inc., Class A (a)	3,009	550,677
		1,473,937
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. (b)	46,614	698,278
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A (a) (b)	3,290	498,863
Aramark (b)	6,867	233,615
Booking Holdings, Inc. (b)	540	2,139,210
Caesars Entertainment, Inc. (a) (b)	6,256	248,613
Chipotle Mexican Grill, Inc. (a) (b)	11,250	704,813
Domino’s Pizza, Inc. (b)	646	333,549
DraftKings, Inc., Class A (a) (b)	57,149	2,181,377
Expedia Group, Inc. (a) (b)	11,601	1,461,610
Las Vegas Sands Corp. (b)	15,550	688,088
Marriott International, Inc., Class A	18,240	4,409,885
Norwegian Cruise Line Holdings Ltd. (a)	56,882	1,068,813
Starbucks Corp. (b)	18,674	1,453,771
Texas Roadhouse, Inc. (b)	7,795	1,338,479

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Vail Resorts, Inc. (b)	3,385	$609,740
Wendy’s Co. (b)	33,258	564,056
Wingstop, Inc. (b)	3,973	1,679,228
Wynn Resorts Ltd. (b)	15,603	1,396,468
		21,010,178
Household Durables — 0.3%
Garmin Ltd. (b)	1,753	285,599
Leggett & Platt, Inc.	31,319	358,916
Mohawk Industries, Inc. (a) (b)	2,917	331,342
Newell Brands, Inc.	48,697	312,148
NVR, Inc. (a) (b)	46	349,074
SharkNinja, Inc. (b)	2,262	169,989
Taylor Morrison Home Corp. (a)	992	54,996
Tempur Sealy International, Inc. (b)	13,190	624,415
Toll Brothers, Inc. (b)	10,147	1,168,731
		3,655,210
Household Products — 0.7%
Church & Dwight Co., Inc.	46,719	4,843,826
Procter & Gamble Co.	27,604	4,552,452
		9,396,278
Independent Power & Renewable Electricity Producers — 0.1%
Altus Power, Inc. (a)	169,548	664,628
Industrial Conglomerates — 0.0%
3M Co. (b)	5,102	521,373
Insurance — 1.1%
American International Group, Inc.	10,646	790,359
Arthur J Gallagher & Co. (b)	1,742	451,718
Assurant, Inc. (b)	1,547	257,189
Axis Capital Holdings Ltd.	16,049	1,133,862
Cincinnati Financial Corp.	550	64,955
CNA Financial Corp.	2,245	103,427
CNO Financial Group, Inc.	13,768	381,649
Everest Group Ltd.	1,770	674,405
Fidelity National Financial, Inc.	136,829	6,762,089
Globe Life, Inc.	4,420	363,678
Hartford Financial Services Group, Inc. (b)	2,343	235,565
Lincoln National Corp.	20,030	622,933
Markel Group, Inc. (a) (b)	355	559,359
MetLife, Inc. (b)	852	59,802
Primerica, Inc. (b)	540	127,753
Progressive Corp. (b)	62	12,878
Reinsurance Group of America, Inc.	1,872	384,266
Unum Group	23,740	1,213,351
Willis Towers Watson PLC (b)	1,492	391,113
		14,590,351
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A (b)	99,670	18,154,890
Alphabet, Inc., Class C (b)	12,868	2,360,249
Cargurus, Inc. (a)	27,287	714,919
MediaAlpha, Inc., Class A (a)	35,589	468,707
Meta Platforms, Inc., Class A (b)	49,609	25,013,850
TripAdvisor, Inc. (a)	8,116	144,546
ZoomInfo Technologies, Inc. (a)	111,041	1,417,994
		48,275,155
IT Services — 1.2%
Accenture PLC, Class A (b)	3,116	945,426
Amdocs Ltd.	10,323	814,691
BigCommerce Holdings, Inc. (a)	79,061	637,232
	Number of Shares	Value
Cloudflare, Inc., Class A (a)	89,040	$7,375,183
Cognizant Technology Solutions Corp., Class A	3,223	219,164
Core Scientific, Inc. (a)	5,845	54,359
Couchbase, Inc. (a)	35,617	650,366
EPAM Systems, Inc. (a)	3,124	587,656
GoDaddy, Inc., Class A (a)	5,642	788,244
Grid Dynamics Holdings, Inc. (a)	31,097	326,829
Kyndryl Holdings, Inc. (a)	28,979	762,437
Okta, Inc. (a)	10,129	948,176
Snowflake, Inc., Class A (a)	6,060	818,645
Twilio, Inc., Class A (a)	6,999	397,613
		15,326,021
Leisure Products — 0.2%
Clarus Corp.	166,802	1,122,578
Peloton Interactive, Inc., Class A (a)	709	2,396
Polaris, Inc. (b)	5,294	414,573
Vista Outdoor, Inc. (a)	30,301	1,140,833
		2,680,380
Life Sciences Tools & Services — 1.2%
Avantor, Inc. (a)	19,341	410,029
Bio-Rad Laboratories, Inc., Class A (a)	1,979	540,485
Danaher Corp. (b)	4,338	1,083,849
Fortrea Holdings, Inc. (a)	19,697	459,728
Medpace Holdings, Inc. (a)	1,536	632,602
Mettler-Toledo International, Inc. (a)	3,373	4,714,071
Thermo Fisher Scientific, Inc. (b)	1,766	976,598
Waters Corp. (a)	20,273	5,881,603
		14,698,965
Machinery — 0.7%
AGCO Corp. (b)	14,695	1,438,347
Allison Transmission Holdings, Inc.	14,511	1,101,385
CNH Industrial NV	20,059	203,198
Enerpac Tool Group Corp.	8,361	319,223
Esab Corp.	951	89,803
Flowserve Corp.	9,154	440,307
Gates Industrial Corp. PLC (a)	68,641	1,085,214
IDEX Corp. (b)	897	180,476
Otis Worldwide Corp.	16,298	1,568,845
PACCAR, Inc.	5,124	527,465
Pentair PLC (b)	6,678	512,002
RBC Bearings, Inc. (a)	496	133,811
Terex Corp.	15,640	857,698
Timken Co.	6,767	542,240
		9,000,014
Media — 0.2%
Cable One, Inc.	236	83,544
Comcast Corp., Class A (b)	11,527	451,397
Integral Ad Science Holding Corp. (a)	119,044	1,157,108
Trade Desk, Inc., Class A (a)	2,958	288,908
		1,980,957
Metals & Mining — 0.6%
Cleveland-Cliffs, Inc. (a)	35,495	546,268
Coeur Mining, Inc. (a)	107,000	601,340
Constellium SE (a)	13,854	261,148
Newmont Corp.	2,623	109,825
Newmont Corp.	103,188	4,301,284
Perpetua Resources Corp. (a)	126,161	656,037
Royal Gold, Inc.	13,131	1,643,476

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Steel Dynamics, Inc. (b)	1,222	$158,249
U.S. Steel Corp.	663	25,061
		8,302,688
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	30,102	359,418
Office REITs — 0.0%
Kilroy Realty Corp. (b)	393	12,250
NET Lease Office Properties	550	13,541
		25,791
Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp. (a)	5,751	187,655
California Resources Corp.	2,024	107,717
Cheniere Energy, Inc. (b)	2,721	475,712
Chord Energy Corp. (b)	6,860	1,150,285
Civitas Resources, Inc.	16,056	1,107,864
Coterra Energy, Inc.	20,928	558,150
Devon Energy Corp.	5,350	253,590
Diamondback Energy, Inc. (b)	2,945	589,560
EQT Corp. (b)	11,262	416,469
Exxon Mobil Corp. (b)	14,318	1,648,288
HF Sinclair Corp.	9,533	508,490
Marathon Petroleum Corp.	4,792	831,316
Matador Resources Co. (b)	23,680	1,411,328
Murphy Oil Corp.	2,367	97,615
Nordic American Tankers Ltd.	161,622	643,256
Ovintiv, Inc.	16,241	761,216
PBF Energy, Inc., Class A	4,556	209,667
Permian Resources Corp. (b)	73,645	1,189,367
Phillips 66	1,926	271,893
Range Resources Corp.	51,764	1,735,647
Southwestern Energy Co. (a) (b)	573,122	3,857,111
Valero Energy Corp.	8,012	1,255,961
		19,268,157
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,506	123,989
Passenger Airlines — 0.0%
American Airlines Group, Inc. (a)	30,434	344,817
Southwest Airlines Co.	8,806	251,940
		596,757
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (b)	7,789	323,477
Catalent, Inc. (a) (b)	490	27,553
Eli Lilly & Co. (b)	3,378	3,058,374
Esperion Therapeutics, Inc. (a)	27,721	61,540
Intra-Cellular Therapies, Inc. (a)	1,971	134,994
Johnson & Johnson (b)	15,078	2,203,800
Ligand Pharmaceuticals, Inc. (a)	3,964	334,007
Merck & Co., Inc. (b)	811	100,402
Organon & Co.	7,803	161,522
Pfizer, Inc. (b)	70,979	1,985,992
		8,391,661
Professional Services — 1.1%
Automatic Data Processing, Inc.	32,681	7,800,628
Broadridge Financial Solutions, Inc. (b)	2,136	420,792
CACI International, Inc., Class A (a) (b)	486	209,043
Clarivate PLC (a)	159,089	905,216
Concentrix Corp.	15,838	1,002,229
Dun & Bradstreet Holdings, Inc. (b)	64,229	594,761
	Number of Shares	Value
First Advantage Corp.	27,253	$437,956
Huron Consulting Group, Inc. (a)	6,421	632,468
KBR, Inc. (b)	3,733	239,435
ManpowerGroup, Inc.	1,865	130,177
Paycom Software, Inc.	224	32,041
Spire Global, Inc. (a)	58,291	631,874
SS&C Technologies Holdings, Inc. (b)	13,178	825,865
TransUnion (b)	6,574	487,528
		14,350,013
Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	40,476	393,427
Zillow Group, Inc., Class C (a) (b)	14,322	664,397
		1,057,824
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. (a) (b)	9,658	1,566,624
Amkor Technology, Inc.	13,038	521,781
Analog Devices, Inc. (b)	6,285	1,434,614
Applied Materials, Inc. (b)	4,483	1,057,943
Astera Labs, Inc. (a)	7,188	434,946
Broadcom, Inc. (b)	1,155	1,854,387
Credo Technology Group Holding Ltd. (a)	3,005	95,980
Enphase Energy, Inc. (a)	454	45,268
First Solar, Inc. (a)	3,976	896,429
GLOBALFOUNDRIES, Inc. (a)	8,599	434,766
Intel Corp. (b)	38,547	1,193,801
KLA Corp. (b)	506	417,202
Lam Research Corp. (b)	300	319,455
Marvell Technology, Inc.	21,987	1,536,891
Micron Technology, Inc.	3,753	493,632
Monolithic Power Systems, Inc.	150	123,252
NVIDIA Corp.	307,704	38,013,752
ON Semiconductor Corp. (a)	12,343	846,113
PDF Solutions, Inc. (a)	4,588	166,911
QUALCOMM, Inc. (b)	16,882	3,362,557
Rambus, Inc. (a)	6,236	366,427
Skyworks Solutions, Inc.	1,112	118,517
Synaptics, Inc. (a)	772	68,090
Texas Instruments, Inc.	12,755	2,481,230
Universal Display Corp.	14,275	3,001,319
		60,851,887
Software — 7.1%
Adobe, Inc. (a) (b)	2,876	1,597,733
Amplitude, Inc., Class A (a)	4,526	40,281
AvePoint, Inc. (a)	14,057	146,474
Bentley Systems, Inc., Class B	2,809	138,652
Bill Holdings, Inc. (a)	34,399	1,810,075
Blackbaud, Inc. (a)	15,013	1,143,540
Box, Inc., Class A (a)	34,726	918,155
Clear Secure, Inc., Class A	102,302	1,914,070
Crowdstrike Holdings, Inc., Class A (a) (b)	38,364	14,700,701
CyberArk Software Ltd. (a)	1,231	336,580
Datadog, Inc., Class A (a)	60,360	7,828,088
DocuSign, Inc. (a)	26,198	1,401,593
Elastic NV (a)	8,755	997,282
Envestnet, Inc. (a)	40,203	2,516,306
Fortinet, Inc. (a)	57,440	3,461,909
Freshworks, Inc., Class A (a)	59,221	751,515
Gen Digital, Inc.	12,705	317,371

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Gitlab, Inc., Class A (a)	18,355	$912,611
HubSpot, Inc. (a) (b)	2,437	1,437,318
Intuit, Inc. (b)	1,168	767,621
MeridianLink, Inc. (a)	8,307	177,438
Microsoft Corp. (b)	64,859	28,988,730
Monday.com Ltd. (a)	18,649	4,489,933
N-able, Inc. (a)	28,613	435,776
NCR Voyix Corp. (a)	111,865	1,381,533
Nutanix, Inc., Class A (a)	2,380	135,303
Olo, Inc., Class A (a)	66,583	294,297
Oracle Corp. (b)	253	35,724
Palantir Technologies, Inc., Class A (a)	8,086	204,818
Pegasystems, Inc.	10,316	624,428
RingCentral, Inc., Class A (a)	9,993	281,803
Roper Technologies, Inc.	686	386,671
Salesforce, Inc. (b)	6,810	1,750,851
SentinelOne, Inc., Class A (a)	4,762	100,240
ServiceNow, Inc. (a) (b)	1,903	1,497,033
Smartsheet, Inc., Class A (a)	16,420	723,794
Sprinklr, Inc., Class A (a)	46,877	450,957
Sprout Social, Inc., Class A (a)	6,761	241,232
Synopsys, Inc. (a) (b)	806	479,618
Teradata Corp. (a)	9,509	328,631
Varonis Systems, Inc. (a)	7,892	378,579
Vertex, Inc., Class A (a)	2,413	86,989
Workday, Inc., Class A (a)	3,843	859,141
Workiva, Inc. (a)	2,044	149,192
Zoom Video Communications, Inc., Class A (a)	19,939	1,180,189
Zscaler, Inc. (a)	2,492	478,938
Zuora, Inc., Class A (a)	29,173	289,688
		89,569,401
Specialized REITs — 0.1%
Crown Castle, Inc. (b)	879	85,878
Equinix, Inc. (b)	909	687,750
Outfront Media, Inc.	21,728	310,710
Public Storage (b)	45	12,944
SBA Communications Corp.	2,736	537,077
		1,634,359
Specialty Retail — 0.8%
Aaron’s Co., Inc.	44,921	448,312
Advance Auto Parts, Inc.	11,127	704,673
Arhaus, Inc.	34,647	586,920
AutoZone, Inc. (a)	117	346,800
Boot Barn Holdings, Inc. (a)	982	126,609
Burlington Stores, Inc. (a) (b)	1,389	333,360
CarMax, Inc. (a) (b)	1,122	82,287
Chewy, Inc., Class A (a)	26,580	724,039
Dick’s Sporting Goods, Inc. (b)	4,807	1,032,784
Five Below, Inc. (a) (b)	13,578	1,479,595
Home Depot, Inc. (b)	4,612	1,587,635
J Jill, Inc.	15,892	555,743
Lithia Motors, Inc.	2,582	651,826
Ross Stores, Inc. (b)	3,718	540,300
Sally Beauty Holdings, Inc. (a)	46,955	503,827
Victoria’s Secret & Co. (a)	18,084	319,544
		10,024,254
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. (b)	107,816	22,708,206
Dell Technologies, Inc., Class C (b)	8,137	1,122,174
	Number of Shares	Value
Hewlett Packard Enterprise Co.	28,530	$603,980
NetApp, Inc.	765	98,532
Pure Storage, Inc., Class A (a)	4,131	265,252
Super Micro Computer, Inc. (a)	334	273,663
Western Digital Corp. (a)	4,746	359,604
		25,431,411
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd. (a) (b)	5,243	173,438
NIKE, Inc., Class B (b)	31,740	2,392,244
Ralph Lauren Corp. (b)	9,432	1,651,166
Skechers USA, Inc., Class A (a) (b)	15,433	1,066,729
Tapestry, Inc. (b)	10,488	448,782
		5,732,359
Tobacco — 0.5%
Altria Group, Inc.	2,104	95,837
Philip Morris International, Inc. (b)	64,981	6,584,525
		6,680,362
Trading Companies & Distributors — 0.2%
Air Lease Corp.	16,403	779,635
Core & Main, Inc., Class A (a) (b)	9,947	486,806
GMS, Inc. (a)	3,296	265,690
United Rentals, Inc. (b)	809	523,205
WESCO International, Inc. (b)	4,602	729,509
		2,784,845
Water Utilities — 0.1%
American States Water Co.	1,385	100,509
American Water Works Co., Inc. (b)	2,438	314,892
California Water Service Group	1,873	90,822
Essential Utilities, Inc. (b)	6,018	224,652
SJW Group	859	46,575
		777,450
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (b)	3,799	669,308
Total U.S. Common Stocks (Cost $563,064,325)		668,673,722
Foreign Common Stocks — 17.4%
Argentina — 0.0%
Cresud SACIF y A — SPADR (c)	22,762	187,104
IRSA Inversiones y Representaciones SA SPADR (a)	847	7,589
		194,693
Australia — 0.1%
Bannerman Energy Ltd. (a) (d)	100,400	219,014
Champion Iron Ltd. (b)	31,400	134,501
Iris Energy Ltd. (a)	38,801	438,063
		791,578
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	1,246	278,493
Brazil — 0.2%
BrasilAgro — Co. Brasileira de Propriedades Agricolas	21,500	98,614
Centrais Eletricas Brasileiras SA	164,002	1,051,765
Wheaton Precious Metals Corp.	30,575	1,602,741
		2,753,120
Burkina Faso — 0.1%
Endeavour Mining PLC	39,000	823,873

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Cameroon, United Republic Of — 0.0%
Golar LNG Ltd.	2,811	$88,125
Canada — 4.4%
ADENTRA, Inc. (b)	30,000	817,295
Advantage Energy Ltd. (a) (b)	64,200	487,114
Ag Growth International, Inc. (b)	10,173	390,546
Algoma Steel Group, Inc.	750	5,220
Alimentation Couche-Tard, Inc. (b)	9,400	527,494
Artemis Gold, Inc. (a)	151,555	1,087,877
Awale Resources Ltd. (a) (d)	178,000	65,056
Barrick Gold Corp. — NYSE Shares (b)	135,126	2,253,902
Bear Creek Mining Corp. (a)	319,151	76,985
Bombardier, Inc., Class B (a) (b)	4,700	301,401
Brookfield Corp., Class A	18,431	765,624
Calibre Mining Corp. (a) (b)	282,200	371,302
Cameco Corp. — TSX Shares (b)	8,600	423,132
Canaccord Genuity Group, Inc. (b)	118,200	730,947
Canadian Pacific Kansas City Ltd.	13,800	1,086,474
Canfor Corp. (a) (b)	63,100	669,260
Capstone Copper Corp. (a) (b)	141,900	1,006,126
Celestica, Inc. (a) (b)	12,500	715,800
Cenovus Energy, Inc. (b)	45,700	898,266
Chemtrade Logistics Income Fund (b)	85,500	577,479
Cineplex, Inc. (a)	188,700	1,133,814
Cybin, Inc. (a)	890,265	240,779
Dollarama, Inc. (b)	4,700	429,134
Dundee Corp., Class A (a)	384,967	346,120
Dye & Durham Ltd. (b)	133,500	1,202,237
Enerflex Ltd. (b)	123,100	664,068
Equinox Gold Corp. (a)	435,881	2,279,658
Equinox Gold Corp. (a) (c)	510,080	2,662,162
Fission Uranium Corp. (a)	467,974	410,489
Gildan Activewear, Inc. (b)	4,893	185,543
Global Atomic Corp. (a)	138,100	207,950
goeasy Ltd. (b)	5,400	778,077
Hammond Power Solutions, Inc. (b)	10,100	823,105
Hudbay Minerals, Inc. (b)	41,000	371,024
International Tower Hill Mines Ltd. (a)	376,174	185,980
Karora Resources, Inc. (a) (b)	206,200	898,324
Lightspeed Commerce, Inc. (a) (b)	60,356	825,012
Lithium Americas Argentina Corp. (a)	212,585	680,272
Lithium Americas Corp. (a)	81,905	219,505
Magna International, Inc. (b)	44,135	1,849,256
North American Construction Group Ltd. (b)	28,161	543,026
Northern Dynasty Minerals Ltd. (a)	338,909	105,231
Northern Dynasty Minerals Ltd. (a) (c)	752,336	230,972
Novagold Resources, Inc. (a)	366,519	1,268,156
Nutrien Ltd. (b)	50,959	2,594,323
Organigram Holdings, Inc. (a)	19,803	30,543
Pan American Silver Corp. (c)	21,437	426,060
Pasofino Gold Ltd. (a)	61,000	18,727
Pet Valu Holdings Ltd. (b)	39,700	763,501
Precision Drilling Corp. (a) (b)	10,100	710,223
Sandstorm Gold Ltd.	47,860	260,358
Seabridge Gold, Inc. (a) (c)	101,511	1,387,563
Seabridge Gold, Inc. (a)	58,102	795,416
Shopify, Inc., Class A (a)	130,387	8,612,061
Somerset Energy Partners Corp. (a) (d) (e) (f)	130,200	42,827
Sprott Physical Uranium Trust	84,959	1,574,913
	Number of Shares	Value
Sprott, Inc. (c)	8,958	$371,468
Stelco Holdings, Inc. (b)	28,900	785,215
Taseko Mines Ltd. (a)	177,770	435,537
Teck Resources Ltd., Class B (b)	16,000	766,756
TerraVest Industries, Inc. (b)	11,300	597,110
TFI International, Inc. (b)	3,600	522,718
Valeura Energy, Inc. (a)	230,000	722,927
Veren, Inc. (b)	83,800	660,942
Victoria Gold Corp. (a) (d)	225,800	174,956
Western Copper & Gold Corp. (a) (c)	160,081	182,542
Winpak Ltd. (b)	14,200	463,455
WSP Global, Inc. (b)	4,300	669,587
		55,366,922
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA — SPADR (c)	12,728	518,666
China — 0.9%
Alibaba Group Holding Ltd. — SPADR (b)	20,330	1,463,760
Baidu, Inc., Class A (a)	91,750	992,882
CGN Power Co. Ltd., Class H (g)	2,825,000	1,242,605
Changgang Dunxin Enterprise Co. Ltd. (a) (d) (e)	4,640,000	—
China Communications Services Corp. Ltd., Class H	2,092,000	1,127,582
Guangshen Railway Co. Ltd., Class H (c)	2,456,000	665,883
indie Semiconductor, Inc., Class A (a)	65,100	401,667
JD.com, Inc. — ADR	52,744	1,362,905
NXP Semiconductors NV	5,737	1,543,769
PDD Holdings, Inc. — ADR (a) (b)	8,800	1,169,960
Shanghai Electric Group Co. Ltd., Class H (a)	2,738,000	535,652
Sinopec Engineering Group Co. Ltd., Class H	62,500	43,211
Sinopharm Group Co. Ltd., Class H	118,800	314,905
Trip.com Group Ltd. — ADR (a) (b)	9,520	447,440
		11,312,221
Colombia — 0.1%
Aris Mining Corp. (a)	228,506	863,547
Denmark — 2.4%
Ascendis Pharma AS — ADR (a)	1,693	230,891
Coloplast AS, Class B	36,968	4,439,713
GN Store Nord AS (a) (b)	10,255	284,023
H Lundbeck AS (b)	859,006	4,792,065
Novo Nordisk AS, Class B (b)	115,112	16,444,459
Novonesis (Novozymes) B, Shares — B (b)	67,687	4,138,548
		30,329,699
Finland — 0.5%
Mandatum OYJ	62,184	278,305
Mandatum OYJ (b)	115,001	514,463
Nanoform Finland PLC (a)	487,214	862,697
Nordea Bank Abp (b)	176,911	2,099,990
Sampo OYJ, Shares — A (b)	48,075	2,063,915
		5,819,370
France — 1.3%
Carrefour SA	108,771	1,536,956
Euroapi SA (a) (c)	187,813	515,829
L’Oreal SA	19,298	8,485,603

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	8,384	$6,438,504
		16,976,892
Germany — 0.4%
BioNTech SE — ADR (a)	28,175	2,264,143
K&S AG	197,696	2,662,199
		4,926,342
Hong Kong — 0.1%
CECEP COSTIN New Materials Group Ltd. (a) (d) (e)	1,736,000	—
Hi Sun Technology China Ltd. (a) (c)	4,515,000	251,500
Hua Han Health Industry Holdings Ltd. (a) (d) (e)	6,984,000	—
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	174,467
PAX Global Technology Ltd.	323,000	242,344
WH Group Ltd. (g)	402,500	264,809
		933,120
Indonesia — 0.4%
First Pacific Co. Ltd.	1,796,000	834,702
First Resources Ltd.	1,148,400	1,168,742
Golden Agri-Resources Ltd.	13,444,800	2,677,300
Indofood Sukses Makmur Tbk. PT	737,500	273,101
United Tractors Tbk. PT	49,900	66,968
		5,020,813
Ireland — 0.0%
AerCap Holdings NV	5,868	546,898
Israel — 0.1%
Global-e Online Ltd. (a)	10,848	393,457
JFrog Ltd. (a)	19,274	723,739
		1,117,196
Italy — 0.0%
Stevanato Group SpA	15,619	286,452
Japan — 0.5%
Cellebrite DI Ltd. (a)	18,876	225,568
Electric Power Development Co. Ltd.	14,300	222,863
Fukuda Corp.	10,200	371,709
Inpex Corp. (c)	23,300	344,070
Japan Petroleum Exploration Co. Ltd.	13,600	548,200
Kamigumi Co. Ltd.	32,600	672,126
Kato Sangyo Co. Ltd.	12,000	321,111
Kyorin Pharmaceutical Co. Ltd.	101,300	1,072,388
Medipal Holdings Corp.	14,300	217,870
Suzuken Co. Ltd.	26,100	792,513
West Japan Railway Co.	58,900	1,097,819
		5,886,237
Jersey — 0.0%
Arcadium Lithium PLC (a) (c)	176,093	591,672
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	48,234	866,822
NAC Kazatomprom JSC — GDR (h)	1,353	54,192
NAC Kazatomprom JSC — GDR (h)	243	9,720
NAC Kazatomprom JSC — GDR, 144A Shares (g)	70,308	2,812,320
		3,743,054
Lebanon — 0.0%
Solidere — ADR (a) (d) (e) (h)	38,451	398,256

	Number of Shares	Value
Malaysia — 0.1%
Genting Plantations Bhd.	299,100	$379,983
Oriental Holdings Bhd.	322,700	464,442
		844,425
Malta — 0.2%
Kambi Group PLC (a)	219,337	2,194,925
Mongolia — 0.0%
SJM Holdings Ltd. (a) (c)	1,133,000	384,242
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a)	3,695,700	335,249
Namibia — 0.0%
Osino Resources Corp. (a)	50,100	64,454
Netherlands — 0.2%
Argenx SE — ADR (a)	3,702	1,592,008
Merus NV (a)	6,662	394,191
		1,986,199
Puerto Rico — 0.0%
Popular, Inc.	4,175	369,195
Russia — 0.0%
Etalon Group PLC — GDR (a) (d) (e) (h)	599,848	—
Etalon Group PLC — GDR — LSE Shares (a) (d) (e) (h)	84,223	—
Federal Grid Co.-Rosseti PJSC (a) (d) (e)	1,019,443,892	—
Gazprom PJSC (a) (d) (e)	1,409,587	—
Lenta International Co. PJSC — GDR (a) (d) (e)	351,208	—
LSR Group PJSC (d) (e)	96,020	—
Moscow Exchange MICEX-Rates PJSC (d) (e)	798,487	—
Polyus PJSC — GDR (a) (d) (e) (h)	34,231	—
RusHydro PJSC (d) (e)	354,557,380	—
Sberbank of Russia PJSC (d) (e) (a)	688,194	—
VTB Bank PJSC (a) (d) (e)	2,650,300,990	—
		—
South Africa — 0.5%
Anglo American Platinum Ltd. (c)	63,750	2,094,767
Harmony Gold Mining Co. Ltd. — SPADR	65,447	600,149
Impala Platinum Holdings Ltd. (c)	718,558	3,557,096
		6,252,012
South Korea — 1.5%
Chong Kun Dang Pharmaceutical Corp.	2,988	212,326
DL E&C Co. Ltd.	46,354	1,085,418
GS Holdings Corp.	23,903	812,038
Hana Financial Group, Inc.	14,451	633,515
Hankook & Co. Co. Ltd.	64,770	714,371
Hyundai Department Store Co. Ltd.	38,095	1,343,154
Korea Electric Power Corp.	83,417	1,187,866
Korea Electric Power Corp. — SPADR (a) (c)	106,105	752,285
Korean Reinsurance Co.	107,955	625,813
KT Corp.	9,918	268,766
KT Corp. — SPADR (c)	311,496	4,258,150
LG Corp.	30,463	1,776,894
LG Uplus Corp.	622,488	4,433,493

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Lotte Chemical Corp.	13,367	$1,110,133
LX Holdings Corp.	28,659	145,727
PHA Co. Ltd.	23,013	223,466
		19,583,415
Spain — 0.3%
Amadeus IT Group SA	53,854	3,583,750
Sri Lanka — 0.0%
Hemas Holdings PLC	1,337,560	366,513
Sweden — 1.2%
Alfa Laval AB (b)	32,884	1,433,848
Alleima AB (b)	1	6
Atlas Copco AB, Class A	118,678	2,236,642
Atlas Copco AB, Shares — B (b)	106,206	1,720,095
Boule Diagnostics AB (a)	180,978	173,309
Elanders AB, Shares — B	26,774	251,750
Fortnox AB (b)	405,180	2,456,451
Greater Than AB (a)	280,071	1,702,989
Infant Bacterial Therapeutics AB (a)	47,678	436,390
Investor AB, Shares — B (b)	91,567	2,513,683
Nibe Industrier AB, Shares — B (b)	50,160	211,450
Skandinaviska Enskilda Banken AB, Class A (b)	106,591	1,578,909
Synsam AB (b)	147,891	735,320
Xvivo Perfusion AB (a) (b)	7,230	283,871
		15,734,713
Switzerland — 0.2%
Sportradar Group AG, Class A (a)	266,957	2,984,579
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. — SPADR	27,775	4,827,573
Thailand — 0.0%
Kasikornbank PCL	167,200	572,040
Ukraine — 0.1%
Astarta Holding PLC	45,135	324,466
MHP SE GDR (a) (h)	236,097	809,630
		1,134,096
United Kingdom — 0.9%
British American Tobacco PLC — SPADR (b)	36,276	1,122,017
CK Hutchison Holdings Ltd.	551,000	2,637,474
Gabriel Resources Ltd. (a)	1,934,000	21,205
TechnipFMC PLC (b)	14,373	375,854
Unilever PLC	91,040	5,012,449
Vodafone Group PLC	628,362	553,603
Yellow Cake PLC (a) (g)	147,858	1,088,901
		10,811,503
Total Foreign Common Stocks (Cost $227,383,953)		221,596,122
Total Common Stocks (Cost $790,448,278)		890,269,844
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (d) (Cost $77,784)	367,492	170,002
Warrants — 0.1%
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (d)	137,250	61
	Number of Contracts	Value
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (d)	89,000	$24,214
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (d)	7,900	495
EBET, Inc., Expiring 08/02/28 (United States) (a) (d)	266	24
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (d)	49,400	76,792
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (d) (f)	1,005	84
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	16,150
Global Atomic Corp., Expiring 09/17/24 (Canada) (a) (d)	61,100	599
Gold Royalty Corp., Expiring 05/31/27 (Canada) (a) (d)	237,700	45,163
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (d) (e) (f)	10,298	—
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (d)	131,700	9,084
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (d)	44,900	67,224
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	74,959
Organigram Holdings, Inc., Expiring 04/02/28 (Canada) (a) (d)	337,500	298,393
Rambler Metals & Mining PLC, Expiring 01/13/26 (United Kingdom) (a) (d) (e)	9,834	—
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (d) (f)	1,159,587	7,701
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (d) (f)	1,538,400	8,417
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (d) (f)	9,258	646
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	1,561,485	5,707
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (d)	50,000	17,348
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (d)	75,000	1,514
Total Warrants (Cost $354,386)		654,575
	Principal Amount	Value
Corporate Bonds — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (d) (e) (f) (Cost $337,084)	$453,800	331,713
Convertible Bonds — 0.2%
Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 10.000%, 10/31/24(a) (d) (e) (f)	120,000	120,000
Movies & Entertainment — 0.0%
Cineplex, Inc., 7.750%, 03/01/30 (Canada) (g)	650,000	516,470

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Principal Amount	Value
Oil, Gas & Consumable Fuels — 0.1%
Royal Helium Ltd., 12.000%, 06/30/25 (Canada) (a) (d) (e) (f)	$429,000	$313,585
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (d) (f)	312,000	228,062
Total Oil, Gas & Consumable Fuels (Cost $507,378)		541,647
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada) (g)	1,770,000	1,173,125
Total Convertible Bonds (Cost $2,306,597)		2,351,242
U.S. Treasury Bonds/Notes — 7.2%
U.S. Treasury Notes, 4.500%, 11/30/24 (c)	4,817,000	4,800,865
U.S. Treasury Notes, 1.500%, 02/15/25	486,000	474,647
U.S. Treasury Notes, 2.125%, 05/15/25	1,099,000	1,070,609
U.S. Treasury Notes, 0.250%, 05/31/25	1,438,000	1,375,186
U.S. Treasury Notes, 3.000%, 07/15/25	965,000	944,777
U.S. Treasury Notes, 5.000%, 09/30/25	2,300,000	2,299,102
U.S. Treasury Notes, 2.250%, 11/15/25	1,907,000	1,839,063
U.S. Treasury Notes, 0.375%, 11/30/25	2,022,900	1,897,733
U.S. Treasury Notes, 0.375%, 01/31/26	2,166,000	2,018,695
U.S. Treasury Notes, 0.500%, 02/28/26	1,648,000	1,534,636
U.S. Treasury Notes, 1.875%, 07/31/26	2,739,000	2,586,536
U.S. Treasury Notes, 1.125%, 10/31/26	2,487,000	2,295,326
U.S. Treasury Notes, 1.500%, 01/31/27	3,750,000	3,470,801
U.S. Treasury Notes, 1.875%, 02/28/27	2,249,000	2,098,159
U.S. Treasury Notes, 2.750%, 07/31/27	2,450,000	2,326,639
U.S. Treasury Notes, 0.500%, 08/31/27	2,400,000	2,119,406
U.S. Treasury Notes, 4.125%, 09/30/27	892,000	882,174
U.S. Treasury Notes, 0.625%, 11/30/27	2,799,000	2,461,371
U.S. Treasury Notes, 1.250%, 03/31/28	3,258,000	2,902,674
U.S. Treasury Notes, 1.250%, 05/31/28	1,719,000	1,524,672
U.S. Treasury Notes, 2.875%, 08/15/28	900,000	848,356
U.S. Treasury Notes, 1.125%, 08/31/28	1,576,000	1,381,401
U.S. Treasury Notes, 4.375%, 08/31/28	1,223,000	1,222,140
U.S. Treasury Notes, 4.625%, 09/30/28	850,000	857,637
U.S. Treasury Notes, 4.875%, 10/31/28	1,010,000	1,029,332
	Principal Amount	Value
U.S. Treasury Notes, 4.375%, 11/30/28	$785,000	$785,276
U.S. Treasury Notes, 3.750%, 12/31/28	1,350,000	1,316,197
U.S. Treasury Notes, 4.000%, 01/31/29	877,000	864,016
U.S. Treasury Notes, 2.375%, 03/31/29	1,707,000	1,562,505
U.S. Treasury Notes, 4.125%, 03/31/29	1,338,000	1,325,143
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,210,839
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	14,756,283
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	11,928,826
Total U.S. Treasury Bonds/Notes (Cost $92,204,115)		91,011,022
	Number of Shares	Value
Acquired Funds — 19.8%
Exchange-Traded Funds (ETFs) — 7.9%
Energy Select Sector SPDR Fund	76,993	7,017,912
Financial Select Sector SPDR Fund	685,770	28,192,005
Health Care Select Sector SPDR Fund (c)	149,621	21,807,261
Technology Select Sector SPDR Fund	96,003	21,718,758
Vanguard Financials ETF	213,451	21,319,486
		100,055,422
Private Investment Funds (i) — 11.9%
Bellus Ventures II, LP (a) (d) (e) (f)	79,882	15,399,875
Eversept Global Healthcare Fund, LP (a) (d) (e) (f)		26,536,990
Farallon Capital Institutional Partners, LP (a) (d) (e) (f)		868,451
Helikon Long Short Equity Fund ICAV (a) (d) (e) (f)	4,297	23,410,390
Honeycomb Partners, LP (a) (d) (e) (f)		28,704,007
Northwest Feilong Fund Ltd. (a) (d) (e) (f)	11,767	22,284,762
QVT Roviant, LP (a) (d) (e) (f)	1,174	4,743,433
Voloridge Fund, LP (a) (d) (e) (f)		7,957,682
Voloridge Trading Aggressive Fund (a) (d) (e) (f)		21,008,495
		150,914,085
Total Acquired Funds (Cost $188,229,919)		250,969,507
Preferred Stocks — 0.1%
Draegerwerk AG & Co. KGaA, 3.65% (Germany)	15,926	847,597
Hyundai Motor Co., 7.64% (South Korea)	486	64,417
Hyundai Motor Co., 7.66% (South Korea)	672	88,401
Petroleo Brasileiro SA, 14.35% (Brazil)	84,100	572,442
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (d) (e) (f)	89,142	185,712
Total Preferred Stocks (Cost $1,397,556)		1,758,569

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
Global Payments, Inc., Notional Amount $168,000, Strike Price $105 Expiring 08/16/2024 (United States)	16	$ 3,280
Infinera Corp., Notional Amount $144,900, Strike Price $7 Expiring 07/19/2024 (United States)	207	1,035
Suncor Energy, Inc., Notional Amount $471,700, Strike Price $53 Expiring 08/16/2024 (Canada)	89	9,238
VF Corp., Notional Amount $628,000, Strike Price $20 Expiring 11/15/2024 (United States)	314	10,048
Vista Outdoor, Inc., Notional Amount $1,280,500, Strike Price $32.5 Expiring 09/20/2024 (United States)	394	145,780
Visteon Corp., Notional Amount $132,000, Strike Price $110 Expiring 08/16/2024 (United States)	12	4,800
Total Calls (Cost $117,919)		174,181
Puts — 0.0%
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/05/2024 (Germany)	7,400,000	760
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/06/2024 (Germany)	7,400,000	792
Evolution AB, Notional Amount $22,746,000, Strike Price $1,020 Expiring 09/20/2024 (Sweden)	223	44,184
iShares S&P/TSX 60 Index ETF, Notional Amount $8,485,750, Strike Price $32.5 Expiring 07/19/2024 (Canada)	2,611	1,909
Sandvik AB, Notional Amount $12,562,000, Strike Price $220 Expiring 09/20/2024 (Sweden)	571	63,301
SPDR S&P 500 ETF Trust, Notional Amount $4,664,000, Strike Price $530 Expiring 07/19/2024 (United States)	88	11,704
Total Puts (Cost $1,163,902)		122,650
Total Purchased Option Contracts (Cost $1,281,821)		296,831
	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (d) (e) (f)	260,322	—
	Principal Amount	Value
Short-Term Investments — 11.6%
Repurchase Agreement — 7.7%
Fixed Income Clearing Corp. issued on 06/28/24 (proceeds at maturity $97,523,020) (collateralized by U.S. Treasury Note, due 03/31/26 with a total par value of $96,867,300 and a total market value of 97,420,219; U.S. Treasury Note, due 12/31/25 with a total par value of $2,177,700 and a total market value of $2,040,000), 1.600%, 07/01/24 (Cost $97,510,019)	$97,510,019	$97,510,019
Unaffiliated Investment Company — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.330%, (j) (k) (Cost $10,750,601)	10,750,601	10,750,601
U.S Treasury Bills — 3.0%
U.S. Treasury Bills, 5.357%, 07/09/24 (j)	7,791,100	7,782,080
U.S. Treasury Bills, 5.404%, 08/29/24 (j)	4,481,500	4,442,885
U.S. Treasury Bills, 5.330%, 09/26/24 (j)	26,673,000	26,336,198
Total U.S Treasury Bills (Cost $38,568,687)		38,561,163
Total Short-Term Investments (Cost $146,829,307)		146,821,783
Total Investments — 109.1% (Cost $1,223,466,847)		1,384,635,088
Liabilities in Excess of Other Assets — (9.1)%		(115,388,784)
Net Assets — 100.0%		$1,269,246,304
	Number of Shares	Value
Securities Sold Short — (11.5)%
Common Stocks — (11.5)%
U.S. Common Stocks — (8.3)%
Aerospace & Defense — (0.1)%
Axon Enterprise, Inc. (a)	(219)	(64,439)
BWX Technologies, Inc.	(4,671)	(443,745)
Mercury Systems, Inc. (a)	(7,760)	(209,442)
		(717,626)
Air Freight & Logistics — (0.0)%
CH Robinson Worldwide, Inc.	(1,759)	(155,003)
Automobile Components — (0.1)%
BorgWarner, Inc.	(1,500)	(48,360)
Gentex Corp.	(1,149)	(38,733)
QuantumScape Corp. (a)	(121,871)	(599,605)
		(686,698)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Automobiles — (0.1)%
Harley-Davidson, Inc.	(3,702)	$(124,165)
Rivian Automotive, Inc., Class A (a)	(49,750)	(667,645)
Tesla, Inc. (a)	(1,999)	(395,562)
		(1,187,372)
Banks — (0.2)%
Bancorp, Inc. (a)	(13,647)	(515,310)
Cadence Bank	(460)	(13,009)
Customers Bancorp, Inc. (a)	(15,562)	(746,665)
First Financial Bankshares, Inc.	(10,017)	(295,802)
Glacier Bancorp, Inc.	(615)	(22,952)
M&T Bank Corp.	(1,333)	(201,763)
New York Community Bancorp, Inc.	(161,687)	(520,632)
Regions Financial Corp.	(4,106)	(82,284)
		(2,398,417)
Beverages — (0.0)%
MGP Ingredients, Inc.	(3,121)	(232,202)
Biotechnology — (0.5)%
Apellis Pharmaceuticals, Inc. (a)	(1,531)	(58,729)
Arcellx, Inc. (a)	(1,580)	(87,200)
Arrowhead Pharmaceuticals, Inc. (a)	(22,605)	(587,504)
Exelixis, Inc. (a)	(11,382)	(255,754)
GRAIL, Inc. (a)	(155)	(2,377)
Halozyme Therapeutics, Inc. (a)	(5,507)	(288,346)
Ionis Pharmaceuticals, Inc. (a)	(23,302)	(1,110,573)
Iovance Biotherapeutics, Inc. (a)	(39,696)	(318,362)
Madrigal Pharmaceuticals, Inc. (a)	(2,104)	(589,457)
Moderna, Inc. (a)	(9,720)	(1,154,250)
Neurocrine Biosciences, Inc. (a)	(1,898)	(261,298)
PTC Therapeutics, Inc. (a)	(14,957)	(457,385)
Sarepta Therapeutics, Inc. (a)	(691)	(109,178)
United Therapeutics Corp. (a)	(3,504)	(1,116,199)
		(6,396,612)
Broadline Retail — (0.1)%
Etsy, Inc. (a)	(1,863)	(109,880)
Macy’s, Inc.	(27,388)	(525,849)
		(635,729)
Building Products — (0.1)%
Advanced Drainage Systems, Inc.	(73)	(11,708)
Hayward Holdings, Inc. (a)	(62,092)	(763,732)
Janus International Group, Inc. (a)	(4,571)	(57,732)
Trex Co., Inc. (a)	(2,769)	(205,238)
		(1,038,410)
Chemicals — (0.1)%
Albemarle Corp.	(599)	(57,217)
Aspen Aerogels, Inc. (a)	(6,938)	(165,471)
Cabot Corp.	(5,229)	(480,493)
Celanese Corp.	(3,790)	(511,233)
Tronox Holdings PLC	(35,541)	(557,638)
		(1,772,052)

	Number of Shares	Value
Commercial Services & Supplies — (0.1)%
ABM Industries, Inc.	(1,623)	$(82,075)
Aris Water Solutions, Inc., Class A	(33,480)	(524,632)
Casella Waste Systems, Inc., Class A (a)	(2,373)	(235,449)
GFL Environmental, Inc.	(19,300)	(751,657)
		(1,593,813)
Communications Equipment — (0.1)%
Extreme Networks, Inc. (a)	(23,938)	(321,966)
Lumentum Holdings, Inc. (a)	(13,233)	(673,824)
Viasat, Inc. (a)	(28,175)	(357,823)
		(1,353,613)
Construction & Engineering — (0.1)%
Dycom Industries, Inc. (a)	(583)	(98,387)
IES Holdings, Inc. (a)	(807)	(112,439)
Quanta Services, Inc.	(146)	(37,097)
Sterling Infrastructure, Inc. (a)	(7,170)	(848,498)
		(1,096,421)
Consumer Finance — (0.0)%
SoFi Technologies, Inc. (a)	(35,396)	(233,967)
World Acceptance Corp. (a)	(1,584)	(195,751)
		(429,718)
Consumer Staples Distribution & Retail — (0.2)%
BJ’s Wholesale Club Holdings, Inc. (a)	(12,965)	(1,138,846)
Grocery Outlet Holding Corp. (a)	(14,801)	(327,398)
Sprouts Farmers Market, Inc. (a)	(9,863)	(825,138)
		(2,291,382)
Diversified Consumer Services — (0.3)%
Bright Horizons Family Solutions, Inc. (a)	(8,930)	(983,014)
Duolingo, Inc. (a)	(3,485)	(727,215)
European Wax Center, Inc., Class A (a)	(66,143)	(656,800)
H&R Block, Inc.	(5,251)	(284,762)
Service Corp. International	(10,486)	(745,869)
		(3,397,660)
Diversified Telecommunication Services — (0.0)%
Cogent Communications Holdings, Inc.	(664)	(37,476)
Electric Utilities — (0.0)%
Southern Co.	(1,227)	(95,178)
Electrical Equipment — (0.2)%
Array Technologies, Inc. (a)	(71,177)	(730,276)
Atkore, Inc.	(3,014)	(406,679)
NEXTracker, Inc., Class A (a)	(8,234)	(386,010)
Plug Power, Inc. (a)	(114,078)	(265,802)
Powell Industries, Inc.	(6,844)	(981,430)
Sunrun, Inc. (a)	(28,920)	(342,991)
		(3,113,188)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Electronic Equipment, Instruments & Components — (0.1)%
Badger Meter, Inc.	(1,368)	$(254,927)
Cognex Corp.	(1,331)	(62,237)
Crane NXT Co.	(8,258)	(507,206)
Itron, Inc. (a)	(4,354)	(430,872)
Novanta, Inc. (a)	(2,962)	(483,132)
		(1,738,374)
Energy Equipment & Services — (0.2)%
Core Laboratories, Inc.	(44,506)	(903,027)
Nabors Industries Ltd. (a)	(10,131)	(720,922)
NOV, Inc.	(5,540)	(105,315)
Oceaneering International, Inc. (a)	(8,605)	(203,594)
ProFrac Holding Corp., Class A (a)	(115,006)	(852,195)
		(2,785,053)
Entertainment — (0.3)%
Cinemark Holdings, Inc. (a)	(9,098)	(196,699)
Live Nation Entertainment, Inc. (a)	(2,569)	(240,818)
Roku, Inc. (a)	(19,006)	(1,139,029)
Sphere Entertainment Co. (a)	(26,078)	(914,295)
Take-Two Interactive Software, Inc. (a)	(2,557)	(397,588)
Vivid Seats, Inc., Class A (a)	(106,028)	(609,661)
Warner Bros Discovery, Inc. (a)	(15,977)	(118,869)
		(3,616,959)
Financial Services — (0.2)%
Affirm Holdings, Inc. (a)	(19,603)	(592,207)
Merchants Bancorp	(5,598)	(226,943)
Shift4 Payments, Inc., Class A (a)	(1,514)	(111,052)
Toast, Inc., Class A (a)	(29,467)	(759,365)
UWM Holdings Corp.	(114,865)	(796,014)
		(2,485,581)
Food Products — (0.2)%
B&G Foods, Inc.	(41,051)	(331,692)
Bunge Global SA	(1,967)	(210,016)
J M Smucker Co.	(81)	(8,832)
Lamb Weston Holdings, Inc.	(2,197)	(184,724)
Lancaster Colony Corp.	(405)	(76,533)
WK Kellogg Co.	(82,660)	(1,360,584)
		(2,172,381)
Gas Utilities — (0.0)%
Southwest Gas Holdings, Inc.	(1,290)	(90,790)
Ground Transportation — (0.2)%
ArcBest Corp.	(8,898)	(952,798)
Lyft, Inc., Class A (a)	(848)	(11,957)
Saia, Inc. (a)	(3,219)	(1,526,739)
		(2,491,494)
Health Care Equipment & Supplies — (0.2)%
Align Technology, Inc. (a)	(1,712)	(413,328)
Atrion Corp.	(499)	(225,763)
Globus Medical, Inc., Class A (a)	(1,823)	(124,857)
ICU Medical, Inc. (a)	(503)	(59,731)
Masimo Corp. (a)	(3,972)	(500,234)
Neogen Corp. (a)	(41,299)	(645,503)
	Number of Shares	Value
Tandem Diabetes Care, Inc. (a)	(16,005)	$(644,842)
		(2,614,258)
Health Care Providers & Services — (0.0)%
Henry Schein, Inc. (a)	(2,187)	(140,187)
Quest Diagnostics, Inc.	(572)	(78,295)
		(218,482)
Health Care REITs — (0.0)%
Welltower, Inc.	(165)	(17,201)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(2,685)	(37,187)
Doximity, Inc., Class A (a)	(10,508)	(293,909)
		(331,096)
Hotels, Restaurants & Leisure — (0.8)%
Brinker International, Inc. (a)	(5,706)	(413,057)
Carnival Corp. (a)	(44,936)	(841,202)
Cava Group, Inc. (a)	(8,583)	(796,073)
Cheesecake Factory, Inc.	(1,425)	(55,988)
Choice Hotels International, Inc.	(12,271)	(1,460,249)
Churchill Downs, Inc.	(5,350)	(746,860)
Dutch Bros, Inc., Class A (a)	(9,132)	(378,065)
Expedia Group, Inc. (a)	(1,206)	(151,944)
First Watch Restaurant Group, Inc. (a)	(8,659)	(152,052)
Hilton Grand Vacations, Inc. (a)	(2,217)	(89,633)
Kura Sushi USA, Inc., Class A (a)	(1,377)	(86,875)
Light & Wonder, Inc. (a)	(2,058)	(215,843)
MGM Resorts International (a)	(39,015)	(1,733,827)
Norwegian Cruise Line Holdings Ltd. (a)	(29,487)	(554,061)
Penn Entertainment, Inc. (a)	(26,780)	(518,327)
Planet Fitness, Inc., Class A (a)	(22,039)	(1,621,850)
Starbucks Corp.	(2,803)	(218,214)
Wyndham Hotels & Resorts, Inc.	(494)	(36,556)
		(10,070,676)
Household Durables — (0.1)%
Leggett & Platt, Inc.	(17,455)	(200,034)
Tempur Sealy International, Inc.	(13,579)	(642,830)
		(842,864)
Household Products — (0.0)%
Clorox Co.	(399)	(54,452)
Independent Power & Renewable Electricity Producers — (0.1)%
Brookfield Renewable Corp., Class A	(14,688)	(416,846)
Ormat Technologies, Inc.	(3,122)	(223,847)
		(640,693)
Insurance — (0.1)%
Globe Life, Inc.	(3,143)	(258,606)
Goosehead Insurance, Inc., Class A (a)	(13,963)	(802,035)
Kinsale Capital Group, Inc.	(202)	(77,827)
Root, Inc., Class A (a)	(11,253)	(580,767)
		(1,719,235)
Interactive Media & Services — (0.2)%
fuboTV, Inc. (a)	(372,529)	(461,936)
IAC, Inc. (a)	(16,041)	(751,521)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Pinterest, Inc., Class A (a)	(460)	$(20,272)
Shutterstock, Inc.	(7,393)	(286,109)
TripAdvisor, Inc. (a)	(29,857)	(531,753)
Yelp, Inc. (a)	(2,150)	(79,443)
		(2,131,034)
IT Services — (0.0)%
Globant SA (a)	(82)	(14,617)
MongoDB, Inc. (a)	(1,103)	(275,706)
Okta, Inc. (a)	(142)	(13,293)
Snowflake, Inc., Class A (a)	(162)	(21,884)
		(325,500)
Leisure Products — (0.2)%
Acushnet Holdings Corp.	(10,232)	(649,527)
BRP, Inc.	(7,646)	(489,874)
Brunswick Corp.	(9,278)	(675,160)
Peloton Interactive, Inc., Class A (a)	(46,475)	(157,086)
YETI Holdings, Inc. (a)	(17,946)	(684,640)
		(2,656,287)
Life Sciences Tools & Services — (0.1)%
Azenta, Inc. (a)	(9,268)	(487,682)
Illumina, Inc. (a)	(4,180)	(436,308)
Maravai LifeSciences Holdings, Inc., Class A (a)	(16,683)	(119,450)
Repligen Corp. (a)	(4,461)	(562,354)
Revvity, Inc.	(1,695)	(177,738)
Waters Corp. (a)	(126)	(36,555)
		(1,820,087)
Machinery — (0.3)%
Chart Industries, Inc. (a)	(1,276)	(184,178)
Kadant, Inc.	(2,605)	(765,297)
Lindsay Corp.	(1,651)	(202,875)
Mueller Industries, Inc.	(2,651)	(150,948)
RBC Bearings, Inc. (a)	(394)	(106,293)
Toro Co.	(17,451)	(1,631,843)
Wabash National Corp.	(16,422)	(358,656)
		(3,400,090)
Media — (0.1)%
Cable One, Inc.	(528)	(186,912)
Fox Corp., Class A	(25,379)	(872,276)
Paramount Global, Class B	(22,093)	(229,547)
		(1,288,735)
Metals & Mining — (0.2)%
Alpha Metallurgical Resources, Inc.	(2,190)	(614,361)
Coeur Mining, Inc. (a) (d)	(107,000)	(601,340)
MP Materials Corp. (a)	(53,767)	(684,454)
Newmont Corp.	(5,095)	(213,327)
		(2,113,482)
Mortgage Real Estate Investment — (0.0)%
Ready Capital Corp.	(11,517)	(94,209)
Office REITs — (0.0)%
Vornado Realty Trust	(8,155)	(214,395)
Oil, Gas & Consumable Fuels — (0.4)%
APA Corp.	(2,322)	(68,360)
	Number of Shares	Value
Clean Energy Fuels Corp. (a)	(323,999)	$(865,077)
Comstock Resources, Inc.	(32,909)	(341,595)
HF Sinclair Corp.	(15,708)	(837,865)
New Fortress Energy, Inc.	(20,617)	(453,162)
SM Energy Co.	(3,042)	(131,506)
Texas Pacific Land Corp.	(1,895)	(1,391,441)
W&T Offshore, Inc.	(389,821)	(834,217)
		(4,923,223)
Passenger Airlines — (0.1)%
American Airlines Group, Inc. (a)	(66,759)	(756,380)
Personal Care Products — (0.1)%
Coty, Inc., Class A (a)	(55,021)	(551,311)
elf Beauty, Inc. (a)	(582)	(122,639)
		(673,950)
Pharmaceuticals — (0.1)%
Corcept Therapeutics, Inc. (a)	(12,558)	(408,010)
Prestige Consumer Healthcare, Inc. (a)	(4,224)	(290,822)
		(698,832)
Professional Services — (0.3)%
Clarivate PLC (a)	(40,366)	(229,682)
Dayforce, Inc. (a)	(14,663)	(727,285)
ExlService Holdings, Inc. (a)	(16,046)	(503,203)
Fiverr International Ltd. (a)	(86,947)	(2,037,168)
Kforce, Inc.	(4,785)	(297,292)
Paycor HCM, Inc. (a)	(9,311)	(118,250)
Paylocity Holding Corp. (a)	(225)	(29,666)
Upwork, Inc. (a)	(17,631)	(189,533)
		(4,132,079)
Real Estate Management & Development — (0.0)%
eXp World Holdings, Inc.	(13,062)	(147,405)
Retail REITs — (0.0)%
Macerich Co.	(9,800)	(151,312)
Semiconductors & Semiconductor Equipment — (0.3)%
Enphase Energy, Inc. (a)	(5,621)	(560,470)
Impinj, Inc. (a)	(3,953)	(619,712)
Lattice Semiconductor Corp. (a)	(2,900)	(168,171)
MACOM Technology Solutions Holdings, Inc. (a)	(2,237)	(249,358)
Silicon Laboratories, Inc. (a)	(126)	(13,939)
Skyworks Solutions, Inc.	(3,752)	(399,888)
SolarEdge Technologies, Inc. (a)	(27,220)	(687,577)
Veeco Instruments, Inc. (a)	(11,435)	(534,129)
Wolfspeed, Inc. (a)	(17,764)	(404,309)
		(3,637,553)
Software — (0.3)%
Alarm.com Holdings, Inc. (a)	(4,900)	(311,346)
AppLovin Corp., Class A (a)	(3,803)	(316,486)
Aspen Technology, Inc. (a)	(548)	(108,849)
Atlassian Corp., Class A (a)	(3,377)	(597,324)
Bentley Systems, Inc., Class B	(9,945)	(490,885)
Bill Holdings, Inc. (a)	(2,334)	(122,815)
Clear Secure, Inc., Class A	(6,309)	(118,041)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Clearwater Analytics Holdings, Inc., Class A (a)	(29,847)	$(552,767)
DoubleVerify Holdings, Inc. (a)	(680)	(13,240)
Five9, Inc. (a)	(4,623)	(203,874)
Gitlab, Inc., Class A (a)	(2,609)	(129,720)
Intuit, Inc.	(273)	(179,418)
Palantir Technologies, Inc., Class A (a)	(8,195)	(207,579)
Qualys, Inc. (a)	(2,119)	(302,169)
Unity Software, Inc. (a)	(9,420)	(153,169)
		(3,807,682)
Specialized REITs — (0.0)%
CubeSmart	(617)	(27,870)
Extra Space Storage, Inc.	(3,278)	(509,434)
		(537,304)
Specialty Retail — (0.6)%
Advance Auto Parts, Inc.	(8,141)	(515,570)
AutoNation, Inc. (a)	(385)	(61,361)
Bath & Body Works, Inc.	(8,986)	(350,903)
Best Buy Co., Inc.	(2,328)	(196,227)
Camping World Holdings, Inc., Class A	(30,654)	(547,480)
CarMax, Inc. (a)	(3,560)	(261,090)
Floor & Decor Holdings, Inc., Class A (a)	(1,464)	(145,536)
Gap, Inc.	(31,047)	(741,713)
Group 1 Automotive, Inc.	(1,886)	(560,670)
Murphy USA, Inc.	(1,306)	(613,115)
Restoration Hardware, Inc. (a)	(1,890)	(461,992)
Shoe Carnival, Inc.	(2,920)	(107,719)
Signet Jewelers Ltd.	(1,821)	(163,125)
Sonic Automotive, Inc., Class A	(2,066)	(112,535)
Tractor Supply Co.	(1,125)	(303,750)
Ulta Beauty, Inc. (a)	(473)	(182,517)
Wayfair, Inc., Class A (a)	(3,121)	(164,570)
Williams-Sonoma, Inc.	(6,450)	(1,821,287)
		(7,311,160)
Technology Hardware, Storage & Peripherals — (0.0)%
Immersion Corp.	(19,563)	(184,088)
Super Micro Computer, Inc. (a)	(272)	(222,863)
		(406,951)
Textiles, Apparel & Luxury Goods — (0.1)%
Columbia Sportswear Co.	(972)	(76,866)
NIKE, Inc., Class B	(11,873)	(894,868)
Oxford Industries, Inc.	(1,749)	(175,162)
PVH Corp.	(1,055)	(111,693)
Ralph Lauren Corp.	(3,878)	(678,883)
VF Corp.	(1,048)	(14,148)
		(1,951,620)
Trading Companies & Distributors — (0.1)%
Boise Cascade Co.	(772)	(92,038)
DNOW, Inc. (a)	(34,586)	(474,866)
Rush Enterprises, Inc., Class A	(5,174)	(216,635)
Watsco, Inc.	(713)	(330,290)
		(1,113,829)

	Number of Shares	Value
Wireless Telecommunication Services — (0.0)%
T-Mobile U.S., Inc.	(1,831)	$(322,586)
Total U.S. Common Stocks (Proceeds $(107,206,969))		(105,133,844)
Foreign Common Stocks — (3.2)%
Belgium — (0.0)%
Liberty Global Ltd., Class C (a)	(10,787)	(192,548)
Brazil — (0.1)%
ERO Copper Corp. (a)	(15,600)	(333,427)
MercadoLibre, Inc. (a)	(928)	(1,525,075)
		(1,858,502)
Canada — (0.6)%
Aecon Group, Inc.	(35,100)	(435,655)
Allied Properties Real Estate Investment Trust	(34,900)	(390,570)
Altus Group Ltd.	(14,700)	(542,849)
ATS Corp. (a)	(19,500)	(631,019)
AutoCanada, Inc. (a)	(600)	(8,434)
Awale Resources Ltd. (a)	(178,000)	(65,056)
Canadian Solar, Inc. (a)	(72,137)	(1,064,021)
CCL Industries, Inc., Class B	(6,400)	(336,549)
Centerra Gold, Inc.	(66,800)	(449,223)
Cybin, Inc. (a) (d)	(890,265)	(241,262)
Dentalcorp Holdings Ltd. (a)	(17,900)	(107,815)
Global Atomic Corp. (a)	(138,100)	(207,950)
i-80 Gold Corp. (a)	(149,000)	(156,836)
iA Financial Corp., Inc.	(5,400)	(339,106)
Metro, Inc.	(13,600)	(753,440)
Organigram Holdings, Inc. (a)	(19,803)	(30,497)
Premium Brands Holdings Corp.	(7,500)	(516,593)
RB Global, Inc.	(2,900)	(221,180)
Restaurant Brands International, Inc.	(5,800)	(408,698)
Victoria Gold Corp. (a)	(1,236,321)	(957,933)
		(7,864,686)
China — (0.0)%
BeiGene Ltd. — ADR (a)	(169)	(24,111)
Denmark — (0.2)%
Ambu AS, Class B (a)	(17,708)	(340,115)
Better Collective AS (a)	(14,376)	(307,808)
Chemometec AS	(5,839)	(254,121)
FLSmidth & Co. AS	(8,777)	(435,180)
Netcompany Group AS (a) (g)	(26,286)	(1,120,044)
		(2,457,268)
Finland — (0.1)%
Stora Enso OYJ, Shares — R	(65,881)	(900,896)
Israel — (0.1)%
Oddity Tech Ltd., Class A (a)	(14,289)	(560,986)
Wix.com Ltd. (a)	(2,315)	(368,247)
		(929,233)
Jersey — (0.0)%
Arcadium Lithium PLC (a)	(102,957)	(345,936)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Shares	Value
Luxembourg — (0.0)%
Birkenstock Holding PLC (a)	(6,573)	$(357,637)
Norway — (0.1)%
Kitron ASA	(73,274)	(216,956)
Mowi ASA	(58,841)	(977,135)
		(1,194,091)
Sweden — (1.9)%
AAK AB	(14,672)	(428,901)
AQ Group AB	(58,835)	(806,947)
Axfood AB	(36,224)	(951,933)
Betsson AB	(20,918)	(243,367)
Bilia AB, Shares — A	(27,902)	(371,215)
Bravida Holding AB (g)	(16,592)	(123,547)
Clas Ohlson AB, Shares — B	(50,718)	(839,956)
Elekta AB, Shares B	(34,537)	(215,632)
Evolution AB (g)	(19,512)	(2,033,324)
Fastighets AB Balder, Shares — B (a)	(49,734)	(341,982)
Hanza AB	(24,372)	(147,362)
Hexagon AB Shares B	(72,122)	(809,588)
Holmen AB, Shares — B	(7,948)	(313,115)
Industrivarden AB, Shares — A	(52,615)	(1,784,300)
Instalco AB (h)	(81,399)	(310,994)
Investment AB Latour, Shares — B	(111,006)	(3,008,322)
L E Lundbergforetagen AB, Shares — B	(6,399)	(315,117)
	Number of Shares	Value
Lifco AB, Shares — B	(64,779)	$(1,783,504)
Munters Group AB (g)	(68,568)	(1,284,681)
NCAB Group AB	(136,064)	(1,061,215)
New Wave Group AB, Shares — B	(21,405)	(220,226)
Sandvik AB	(62,596)	(1,258,284)
Sectra AB, Class B (a)	(54,539)	(1,245,978)
Securitas AB, Shares — B	(21,934)	(216,975)
SkiStar AB	(73,966)	(1,031,683)
Surgical Science Sweden AB (a)	(14,630)	(172,614)
Svenska Handelsbanken AB, Shares — A	(188,758)	(1,798,051)
Sweco AB, Shares — B	(21,390)	(294,133)
Truecaller AB, Class B	(36,295)	(121,730)
Vitec Software Group AB, Shares — B	(4,284)	(222,267)
		(23,756,943)
Switzerland — (0.1)%
CRISPR Therapeutics AG (a)	(9,583)	(517,578)
On Holding AG, Class A (a)	(4,217)	(163,619)
		(681,197)
Total Foreign Common Stocks (Proceeds $(39,729,993))		(40,563,048)
Total Common Stocks (Proceeds $(146,936,962))		(145,696,892)
Total Securities Sold Short — (11.5)% (Proceeds $(146,936,962))		$(145,696,892)

Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at June 30, 2024	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
206	09/19/2024	U.S. Treasury Note 10 Year Futures	$22,462,710	$22,656,781	$194,071
393	09/19/2024	Ultra U.S. Treasury Note 10 Year Futures	44,179,992	44,617,781	437,789
					631,860
		Foreign Currency-Related
91	09/16/2024	Australian Dollar Currency Futures	6,021,668	6,081,530	59,862
236	09/16/2024	British Pound Currency Futures	18,776,259	18,657,275	(118,984)
249	09/16/2024	Euro Foreign Exchange Currency Futures	33,559,142	33,465,600	(93,542)
116	09/16/2024	Swiss Franc Currency Futures	16,317,334	16,287,850	(29,484)
					(182,148)
		Equity-Related
1,028	09/20/2024	Eurex EURO STOXX 50 Index Futures	54,471,222	54,232,161	(239,061)
320	09/20/2024	MSCI China Index Futures	7,399,206	7,203,200	(196,006)
545	09/20/2024	MSCI Japan Index Futures	45,922,528	47,202,450	1,279,922
449	09/20/2024	U.S. MSCI Emerging Markets Index Futures	24,282,050	24,430,090	148,040
					992,895
		Short Financial Futures Contracts
		Foreign Currency-Related
(109)	09/17/2024	Canadian Dollar Currency Futures	(7,984,689)	(7,978,800)	5,889
		Equity-Related
(417)	09/20/2024	S&P 500 Index Futures	(114,761,048)	(115,123,275)	(362,227)
(30)	09/20/2024	U.S. MSCI EAFE Index Futures	(3,510,591)	(3,514,800)	(4,209)
					(366,436)
					$1,082,060

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
07/01/2024	Morgan Stanley Capital Services, Inc.	USD	2,525,739	DKK	17,310,000	$40,063
07/01/2024	Morgan Stanley Capital Services, Inc.	USD	1,729,606	EUR	1,590,000	26,794
08/06/2024	Morgan Stanley Capital Services, Inc.	USD	21,803,286	CAD	29,700,000	85,447
						$152,304
Over-the-Counter Swap contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
06/20/2025	Goldman Sachs International	0.300% (I)	Bloomberg Commodity Index (1)	USD	Quarterly	$44,389,378	$34,401

(1)
The following table represents the individual positions in the Bloomberg Commodity Index as of June 30, 2024:

Futures Contract	Maturity	% of Index	Notional amount
Cash		-0.01%	(3,209)
CBT Soybean Oil Futures	Dec-24	11.43%	5,075,170
CBT Soybean Oil Futures	Dec-24	2.79%	1,239,897
CBT Soybean Oil Futures	Dec-24	-11.47%	(5,090,478)
CBT Corn Futures	Jul-25	5.04%	2,235,550
CBT Corn Futures	Sep-24	18.60%	8,254,270
CBT Corn Futures	Sep-24	-18.65%	(8,279,168)
NYM WTI Crude Oil Futures	Sep-24	29.85%	13,248,207
NYM WTI Crude Oil Futures	Sep-24	7.29%	3,236,623
NYM WTI Crude Oil Futures	Sep-24	-29.94%	(13,288,169)
ICE BRENT Crude Oil Futures	Sep-24	30.61%	13,586,650
ICE BRENT Crude Oil Futures	Sep-24	-30.70%	(13,627,632)
ICE BRENT Crude Oil Futures	Nov-24	7.35%	3,260,731
NYB Cotton No 2 Futures	Jul-25	1.36%	604,097
NYB Cotton No 2 Futures	Dec-24	5.29%	2,346,178
NYB Cotton No 2 Futures	Dec-24	-5.30%	(2,353,255)
CMX Gold 100 oz Futures	Aug-24	-60.99%	(27,071,542)
NYB Cocoa Futures	Dec-24	62.00%	27,520,795
NYB Cocoa Futures	Dec-24	15.15%	6,723,510
CMX Copper Futures	Sep-24	22.70%	10,075,376
CMX Copper Futures	Sep-24	5.55%	2,461,480
CMX Copper Futures	Sep-24	-22.77%	(10,105,767)
NYM NY Harbor ULSD Futures	Sep-24	7.94%	3,523,558
NYM NY Harbor ULSD Futures	Sep-24	-7.96%	(3,534,186)
NYM NY Harbor ULSD Futures	Dec-24	1.94%	861,740
NYB Coffee ‘C’ Futures	May-25	3.26%	1,447,570
NYB Coffee ‘C’ Futures	Sep-24	13.70%	6,082,101
NYB Coffee ‘C’ Futures	Sep-24	-13.74%	(6,100,447)
CBT KC Hard Red Winter Wheat Futures	Sep-24	6.30%	2,798,686
CBT KC Hard Red Winter Wheat Futures	Sep-24	1.54%	683,737
CBT KC Hard Red Winter Wheat Futures	Sep-24	-6.32%	(2,807,128)
LME Primary Aluminum Futures	Feb-25	4.25%	1,888,054
LME Primary Aluminum Futures	Sep-24	16.98%	7,538,704

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
Futures Contract	Maturity	% of Index	Notional amount
LME Primary Aluminum Futures	Sep-24	-17.03%	(7,561,443)
CME Live Cattle Futures	Aug-24	13.99%	6,208,502
CME Live Cattle Futures	Aug-24	-14.03%	(6,227,229)
CME Live Cattle Futures	Oct-24	3.41%	1,512,279
CME Lean Hogs Futures	Apr-25	1.85%	820,462
CME Lean Hogs Futures	Aug-24	8.46%	3,757,134
CME Lean Hogs Futures	Aug-24	-8.49%	(3,768,467)
LME Lead Futures	Sep-24	3.45%	1,531,009
LME Lead Futures	Sep-24	0.84%	374,035
LME Lead Futures	Sep-24	-3.46%	(1,535,627)
LME Nickel Futures	Feb-25	2.54%	1,128,149
LME Nickel Futures	Sep-24	10.15%	4,503,904
LME Nickel Futures	Sep-24	-10.18%	(4,517,490)
LME Zinc Futures	Feb-25	2.62%	1,164,515
LME Zinc Futures	Sep-24	10.60%	4,704,117
LME Zinc Futures	Sep-24	-10.63%	(4,718,306)
NYM Natural Gas Futures	Jan-25	10.57%	4,690,676
NYM Natural Gas Futures	Sep-24	29.39%	13,044,326
NYM Natural Gas Futures	Sep-24	-29.47%	(13,083,672)
ICE Low Sulphur Gas Oil Futures	Sep-24	10.76%	4,778,364
ICE Low Sulphur Gas Oil Futures	Sep-24	2.63%	1,167,386
ICE Low Sulphur Gas Oil Futures	Sep-24	-10.80%	(4,792,778)
CBT Soybean Futures	Jan-25	4.77%	2,116,783
CBT Soybean Futures	Nov-24	19.27%	8,555,957
CBT Soybean Futures	Nov-24	-19.33%	(8,581,765)
NYB Sugar #11 (World)	Mar-25	2.48%	1,102,717
NYB Sugar #11 (World)	Oct-24	10.03%	4,450,088
NYB Sugar #11 (World)	Oct-24	-10.06%	(4,463,511)
CMX Silver Futures	Sep-24	21.08%	9,355,852
CMX Silver Futures	Sep-24	5.15%	2,285,696
CMX Silver Futures	Sep-24	-21.14%	(9,384,073)
CBT Soybean Meal Futures	Dec-24	11.94%	5,299,587
CBT Soybean Meal Futures	Dec-24	2.92%	1,294,724
CBT Soybean Meal Futures	Dec-24	-11.97%	(5,315,572)
CBT Wheat Futures	Sep-24	9.74%	4,324,909
CBT Wheat Futures	Sep-24	2.38%	1,056,603
CBT Wheat Futures	Sep-24	-9.77%	(4,337,955)
NYM Gasoline RBOB Futures	Sep-24	9.50%	4,218,120
NYM Gasoline RBOB Futures	Sep-24	2.32%	1,030,513
NYM Gasoline RBOB Futures	Sep-24	-9.53%	(4,230,844)
			44,389,378

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Suncor Energy, Inc., Notional Amount $(498,400), Strike Price $56 Expiring 08/16/2024 (Canada)	(89)	$(2,993)
Vista Outdoor, Inc., Notional Amount $(520,000), Strike Price $40 Expiring 09/20/2024 (United States)	(130)	(40,300)
Total Calls (Premiums received $10,558)		$(43,293)
Puts — (0.0)%
Global Payments, Inc., Notional Amount $(336,000), Strike Price $80 Expiring 08/16/2024 (United States)	(42)	(2,940)
SPDR S&P 500 ETF Trust, Notional Amount $(4,532,000), Strike Price $515 Expiring 07/19/2024 (United States)	(88)	(4,312)
Total Puts (Premiums received $14,484)		$(7,252)
Total Written Options (Premiums received $25,042)		$(50,545)
ADR	American Depositary Receipt
CAD	Canadian Dollar
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LME	London Metals Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYB	New York Board of Trade
NYM	New York Mercantile Exchange
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security or a portion thereof was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $19,900,953; the total market value of collateral held by the Fund was $20,693,749. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,523,079.

(d)
Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $154,618,690, which represents 12.18% of the fund’s net assets.

(e)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2024, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2024
Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$21	$55,544
				55,544
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	42,827
				42,827
Warrants
Esports Technologies, Inc.		11/18/21	—	84
Gryphon Digital Mining, Inc.		07/28/21	—	—
Royal Helium, Ltd.		12/30/22	—	8,417
Royal Helium, Ltd.		06/02/23	—	7,701
Swiftmerge Acquisition Corp.		12/15/21	9,258	646
				16,848
Convertible Bonds
Royal Helium Ltd.		06/02/23	319,565	313,585
Royal Helium, Ltd.		12/30/22 – 6/30/23	187,813	228,062
Synaptive Medical, Inc		11/29/21	120,000	120,000
				661,647
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	331,713
				331,713
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	10/01/21	12,701,545	15,399,875
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	15,833,921	26,536,990
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	604,698	868,451
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,996,742	23,410,390
Honeycomb Partners, LP	Long-Short Global	09/01/16 – 07/01/17	15,510,601	28,704,007
Northwest Feilong Fund, Ltd.	China Credit	05/01/20 – 03/04/24	20,000,000	22,284,762
QVT Roviant, LP	Multi-Strategy	01/05/16	1,109,188	4,743,433
Voloridge Fund, LP	Directional	01/01/2023	7,164,804	7,957,682
Voloridge Trading Aggressive Fund	Directional	12/01/2023 – 06/03/24	20,000,000	21,008,495
				150,914,085
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20 – 12/29/23	129,999	185,712
				185,712
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (12.0% of Net Assets)				$152,208,376

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At June 30, 2024 the aggregate value of these securities was $11,659,826, which represents 0.9% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2024. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of June 30, 2024.

(k)
Represents a security purchased with cash collateral received for securities on loan.

(I)
The fund pays the floating rate.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2024
Assets
Investments in securities, at value (cost: $1,125,956,828) including securities on loan of $19,900,953	$1,287,125,069
Repurchase agreements (cost: $97,510,019)	97,510,019
Total investments (cost: $1,223,466,847)	1,384,635,088
Cash denominated in foreign currencies (cost: $6,398,175)	6,405,561
Deposits with brokers for future contracts	19,410,210
Deposits with brokers for securities sold short	8,823,448
Deposits with broker for swap contracts	4,230,000
Due from broker for futures variation margin	2,750,825
Deposits with broker for forward currency contracts	3,150,000
Deposits with broker for options contracts	749,838
Unrealized appreciation on forward currency contracts	152,304
Unrealized appreciation on swap contracts	34,401
Receivables:
Investment securities sold	8,297,856
Dividends and tax reclaims	1,438,336
Interest	818,439
Securities lending income	13,066
Prepaid expenses	28,334
Total Assets	1,440,937,706
Liabilities
Cash Overdraft	114,488
Cash collateral received for securities on loan	10,750,601
Securities sold short, at value (proceeds: $146,936,962)	145,696,892
Due to broker for futures variation margin	173,149
Written options, at value (premium received $25,042)	50,545
Payables:
Investment securities purchased	8,832,342
Capital stock redeemed	4,702,621
Money manager fees	318,448
Fund administration and custody fees	281,468
Investment advisory and administrative fees	268,755
Dividends and interest on securities sold short	71,362
Chief Compliance Officer’s costs and Trustee’s fees	38,626
Accrued expenses and other liabilities	392,105
Total Liabilities	171,691,402
Net Assets	$1,269,246,304
Shares Outstanding (unlimited authorized shares, par value $0.001)	84,490,067
Net Asset Value Per Share	$15.02
Net Assets Consist of:
Capital stock	$1,168,639,440
Total distributable earnings (loss)	100,606,864
Net Assets	$1,269,246,304
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2024
Investment Income
Dividends (net of foreign withholding taxes of $470,972)	$7,436,165
Interest	4,103,482
Securities lending	61,240
Total Investment Income	11,600,887
Expenses
Money manager fees	2,467,794
Investment advisory fees	1,517,138
Fund administration and custody fees	649,039
Professional fees	222,247
Chief Compliance Officer’s costs and Trustee’s fees	125,741
Administrative fees	123,277
Miscellaneous fees and other	155,146
Total Operating Expenses	5,260,382
Dividends and interest on securities sold short	1,016,102
Broker fees on securities sold short	550,185
Less: Investment Advisory fee waiver	(151,714)
Total Expenses	6,674,955
Net Investment Income	4,925,932
Net Realized Gain (Loss) on:
Investments	69,383,668
Securities sold short	(10,786,410)
Swap contracts	872,871
Financial futures contracts	(8,760,963)
Forward currency contracts	791,446
Foreign currency-related transactions	(249,403)
Written options	(200,019)
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	51,051,190
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	18,127,728
Securities sold short	15,394,821
Swap contracts	91,223
Financial futures contracts	(1,548,360)
Forward currency contracts	290,243
Foreign currency-related transactions	(210,540)
Written options	(28,860)
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	32,116,255
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	83,167,445
Net Increase in Net Assets Resulting from Operations	$88,093,377
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income	$4,925,932	$7,607,256
Net realized gain from investments, derivatives, and foreign currencies	51,051,190	27,097,883
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	32,116,255	157,196,532
Net Increase in Net Assets Resulting from Operations	88,093,377	191,901,671
Distributions
Distributions to shareholders	(4,460,869)	(43,745,173)
Decrease in Net Assets Resulting from Distributions	(4,460,869)	(43,745,173)
Capital Share Transactions
Proceeds from shares sold	45,044,935	107,321,760
Proceeds from distributions reinvested	4,315,232	42,525,999
Cost of shares redeemed	(98,947,106)	(310,782,110)
Net Decrease From Capital Share Transactions	(49,586,939)	(160,934,351)
Total Increase (Decrease) in Net Assets	34,045,569	(12,777,853)
Net Assets
Beginning of period	1,235,200,735	1,247,978,588
End of period	$1,269,246,304	$1,235,200,735
Capital Share Transactions (in shares)
Shares sold	3,012,138	8,118,435
Shares reinvested	288,143	3,083,914
Shares redeemed	(6,837,474)	(23,211,162)
Net Decrease	(3,537,193)	(12,008,813)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2024
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$88,093,377
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(963,508,874)
Investments sold	1,006,772,130
Purchases to cover securities sold short	(365,134,535)
Securities sold short	368,672,525
(Purchase)/Sale of short term investments, net	48,038,355
Amortization (accretion) of discount and premium, net	(1,483,524)
Net change in unrealized (appreciation) depreciation on forward currency contracts	(290,243)
Net change in unrealized (appreciation) depreciation on swap contracts	(91,223)
(Increase)/decrease in deposit with broker for securities sold short	3,984,956
(Increase)/decrease in deposits with broker for forward currency contracts	820,000
(Increase)/decrease in deposit with broker for swap contracts	(2,180,000)
(Increase)/decrease in deposit with brokers for future contracts	1,145,958
(Increase)/decrease in due from broker for futures variation margin	(1,476,330)
(Increase)/decrease in interest receivable	(42,735)
Increase/(decrease) in due to broker for futures variation margin	(296,003)
(Increase)/decrease in receivable for dividends and tax reclaims	(425,166)
(Increase)/decrease in prepaid expenses	84,078
(Increase)/decrease in securities lending income receivable	449
Increase/(decrease) in payable for money manager fees	(1,356,796)
Increase/(decrease) in payable for dividends and interest for securities sold short	(747)
Increase/(decrease) in payable for fund administration and custody fees	77,671
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	5,155
Increase/(decrease) in other accrued expenses and other liabilities	125,763
Increase/(decrease) in payable for investment advisory and administrative fees	754
Increase/(decrease) in premiums received on written options, net	(1,355)
Net realized (gain) loss from investments	(69,383,668)
Net realized (gain) loss from securities sold short	10,786,410
Net realized (gain) loss from foreign currency-related transactions	249,403
Net change in unrealized (appreciation) depreciation on investments	(18,127,728)
Net change in unrealized (appreciation) depreciation on securities sold short	(15,394,821)
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	210,540
Net change in unrealized (appreciation) depreciation on written options	28,860
Net cash provided by (used in) operating activities	89,902,636
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(145,637)
Proceeds from shares sold	45,044,935
Payment for shares redeemed	(140,766,570)
Increase (decrease) in cash overdraft	114,488
Net cash provided by (used in) financing activities	(95,752,784)
Effect of exchange rate changes on cash	(459,943)
Net increase (decrease) in cash	(6,310,091)
Cash at beginning of period	12,715,652
Cash at end of period	$6,405,561
Non cash financing activities not included herein consist of reinvestment of distributions of:	$4,315,232
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2024, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
Periodically, MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2020 − December 31, 2023), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations.
Dividends to Shareholders
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2024, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$752,623,875	$137,149,342	$496,627	$890,269,844
Rights	—	170,002	—	170,002
Warrants+	96,816	557,759	—	654,575
Corporate Bonds	—	—	331,713	331,713
Convertible Bonds	—	1,917,657	433,585	2,351,242
U.S. Treasury Bonds/Notes	—	91,011,022	—	91,011,022
Exchange-Traded Funds and Mutual Funds	100,055,422	—	—	100,055,422
Private Investment Funds	—	—	150,914,085	150,914,085
Preferred Stocks*	—	1,572,857	185,712	1,758,569
Disputed Claims Receipt+	—	—	—	—
Purchased Options	295,279	1,552	—	296,831
Short-Term Investments	—	136,071,182	—	136,071,182
Unaffiliated Investment Company	10,750,601	—	—	10,750,601
Total Investments in Securities	863,821,993	368,451,373	152,361,722	1,384,635,088
Financial Futures Contracts – Interest Rate Risk	631,860	—	—	631,860
Financial Futures Contracts – Equity Risk	1,427,962	—	—	1,427,962
Financial Futures Contracts – Foreign Currency Risk	65,751	—	—	65,751
Forward Currency Contracts – Foreign Currency Risk	—	152,304	—	152,304
Total Return Equity Swap Contracts – Equity Risk	—	34,401	—	34,401
Total Other Financial Instruments	2,125,573	186,705	—	2,312,278
Total Assets	$865,947,566	$368,638,078	$152,361,722	$1,386,947,366

Liabilities
Common Stocks Sold Short*	(117,387,694)	(28,309,198)	—	(145,696,892)
Financial Futures Contracts – Equity Risk	(801,503)	—	—	(801,503)
Financial Futures Contracts – Foreign Currency Risk	(242,010)	—	—	(242,010)
Written Options – Equity Risk	(50,545)	—	—	(50,545)
Total Other Financial Instruments	(1,094,058)	—	—	(1,094,058)
Total Liabilities	$(118,481,752)	$(28,309,198)	$—	$(146,790,950)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/24 for the period ended 6/30/24
Common Stocks*	$618,491	$—	$(121,864)	$—	$—	$—	$—	$496,627	$(121,864)
Warrants*	6,715	—	(6,715)	—	—	—	—	—	—
Private Investment Funds	155,057,479	10,595,509	1,759,278	15,000,000	(31,498,181)	—	—	150,914,085	1,759,278
Preferred Stocks	185,712	—	—	—	—	—	—	185,712	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Corporate Bonds	342,477	—	(10,764)	—	—	—	—	331,713	(10,764)
Convertible Bonds	443,761	—	(10,176)	—	—	—	—	433,585	(10,176)
Total	$156,654,635	$10,595,509	$1,609,759	$15,000,000	$(31,498,181)	$—	$—	$152,361,722	$1,616,474

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.
The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2024	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$453,800	Last market price	Discount(%)	20% – 100%	77.04%
	42,827	Recent transaction price	Recent transaction price	$0.30	$0.30
Warrants	—	Black-Scholes pricing model	Volatility	35%	35%
Private Investment Funds	150,914,085	Adjusted net asset value	Manager estimated returns	(11.74)% – 10.57%	0.27%
			Manager returns**	(0.49)% – 2.75%	0.27%
Preferred Stocks	185,712	Recent transaction price	Recent transaction price	$2.08	$2.08
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	433,585	Recent transaction price	Recent transaction price	$75.47 – $100	$82.26
Corporate bonds	331,713	Recent transaction price	Recent transaction price	$73.62	$73.62

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2024. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2024. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$15,399,875	quarterly	90 days
Multi-Strategy (b)	5,611,883	illiquid	N/A
Long-Short Global Healthcare (c)	26,536,990	quarterly	45 days
Long-Short European (d)	23,410,390	monthly	60 days
Long-Short Global (e)	28,704,007	quarterly	60 days
China Credit (f)	22,284,763	monthly	45 days
Directional (g)	28,966,177	monthly	30 days
Total	$150,914,085

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $5,611,883 of redemption residuals.

(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of long and short positions in global common stocks.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
(f)
This strategy is primarily comprised of Chinese convertible bonds.

(g)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4.   Derivative and Other Financial Instruments
During the period ended June 30, 2024, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained one total return swap contract to gain exposure to the total return of broad indices.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2024, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$296,831	$—
Swap Contracts	34,401	—
Forward Contracts	152,304	—
Futures Contracts	2,125,573	(1,043,513)
Written Options	—	(50,545)
Total derivative assets and liablities	2,609,109	(1,094,058)
Derivatives not subject to a netting provision or similar arrangement	2,422,404	(1,094,058)
Total assets and liabilities subject to a netting provision or similar arrangement	$186,705	$—
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2024:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$152,304	$—	$—	$152,304
Swap
Goldman Sachs International	34,401	—	—	34,401
Total	$186,705	$—	$—	$186,705
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2024. These derivatives are not accounted for as hedging instruments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2024, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$1,552	—%	$295,279	0.03%	$—	—%	$296,831
Total Return Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	34,401	0.02%	—	—%	34,401
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	152,304	0.02%	—	—%	—	—%	152,304
Financial Futures Contracts	Due from broker for futures variation margin**	65,751	0.08%	1,427,962	0.26%	631,860	0.06%	2,125,573
Total Value – Assets		$219,607		$1,757,642		$631,860		$2,609,109
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(50,545)	—%	$—	—%	$(50,545)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	0.02%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	(242,010)	0.05%	(801,503)	0.25%	—	—%	(1,043,513)
Total Value – Liabilities		$(242,010)		$(852,048)		$—		$(1,094,058)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2023 to and including June 30, 2024, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2024. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the realized amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2024, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$—	$(666,788)	$(666,788)
Written Options	Net realized gain (loss) on Options written	—	—	(200,019)	(200,019)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	872,871	872,871
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	791,446	—	791,446
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(1,190,298)	(2,388,538)	(5,182,127)	(8,760,963)
Total Realized Gain (Loss)		$(1,190,298)	$(1,597,092)	$(5,176,063)	$(7,963,453)

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2024, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$(103,323)	$263,210	$159,887
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—	—	(28,860)	(28,860)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	—	91,223	91,223
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—	290,243	—	290,243
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	(802,968)	(3,002,820)	2,257,428	(1,548,360)
Total Change in Appreciation (Depreciation)		$(802,968)	$(2,815,900)	$2,583,001	$(1,035,867)
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees paid for such services paid to TAS by the fund are reflected as Investment Advisory fees on the Statement of Operations. As of June 30, 2024, $271,342 remained payable and are included in Investment Advisory and Administrative fees on the Statement of Assets and Liabilities. As part of TAS’ ongoing commitment to the non-profit sector, TAS will voluntarily waive 10% of its management fees for the period November 1, 2023 through December 31, 2024. The total management fees waived for the period ended June 30, 2024 were $151,714.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as Administrative fees on the Statement of Operations. As of June 30, 2024, $22,512 remained payable and are included in Investment Advisory and Administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $75,923 for the period ended June 30, 2024 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2024, $13,808 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, received compensation for their service as board members. The board members received compensation of $49,818 from MAF for the period ended June 30, 2024 for service as independent Trustees. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2024, $24,818 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2024 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)	1.15%	YES	MSCI All Country World Index	YES	10%-20% (c) (e)	—	Calendar Year, 50% deferred
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	YES	20% (c)	—	12-month period ending June 30
Keel Capital AB	1.30%	—	—		YES	20% (c)	—	Calendar Year
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	YES	10%-20% (c) (g)	—	Calendar Year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period.

(f)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TAS advised assets and assets of Strategy Capital, LLC and its affiliates.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2024, $318,448 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2024, $281,468 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2024 were as follows:
	Purchases	Sales
Non-US Government Securities	$1,260,903,023	$1,306,497,554
US Government Securities	7,164,453	6,728,851
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2024, has been estimated since the final tax characteristic cannot be determined until fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$227,695,482	$(199,964,205)	$27,731,277	$1,332,259,030
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2024:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$97,510,019	$—	$(97,510,019)	$—
Total	$97,510,019	$—	$(97,510,019)	$—

*
Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
In order to earn additional income, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of June 30, 2024, the fund had securities on loan with an aggregate market value of $19,900,953; the total market value of collateral held by the fund was $20,693,749. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $9,523,079 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $10,750,601.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2024
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2024
Approval of Money Manager Agreements (Unaudited)
Approval of New Money Manager Agreement
During an in-person meeting held on June 26, 2024 (the “June Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of TIFF Investment Program (“TIP”), all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of TIP (the “Independent Trustees”), evaluated and approved a new money manager agreement (the “Westbeck Agreement”) between TIP, on behalf of its series, TIFF Multi-Asset Fund (“Multi-Asset Fund”), and Westbeck Capital Management LLP (“Westbeck”), a money manager proposed to manage such portion of Multi-Asset Fund’s assets as is allocated to Westbeck from time to time by TIFF Advisory Services, LLC (“TAS”), the investment adviser to Multi-Asset Fund. The factors and information that the Trustees considered to be relevant in the exercise of their reasonable business judgment, and the findings relating thereto, are summarized below:
With respect to its consideration of the proposed Westbeck Agreement, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts. In advance of the June Meeting, the Board received and considered information and materials from TAS and from Westbeck encompassing a wide variety of topics in connection with the proposal, including, among other things: information regarding personnel, organizational structure and developments, and internal controls; information regarding investment processes and strategies; information regarding benefits expected to be derived from the money manager relationship, including with respect to soft dollar arrangements, to the extent applicable; information regarding the potential for economies of scale in the provision of services to Multi-Asset Fund and the extent to which any potential scale benefits may be shared with shareholders; performance information regarding other accounts managed by Westbeck; information regarding the overall financial condition of Westbeck and its ability to carry out its obligations to Multi-Asset Fund under the Westbeck Agreement, as well as information regarding the organization’s insurance coverage; and comparative information regarding the proposed money management fees and the fees charged by Westbeck to other client accounts having similar investment objectives or employing strategies similar to those to be employed by Westbeck on behalf of Multi-Asset Fund. The Board noted that the proposed management fee for the investment strategy to be implemented by Westbeck on behalf of Multi-Asset Fund included a performance fee that aligned Westbeck’s interests with those of Multi-Asset Fund. Information about Westbeck’s brokerage practices was also provided, including allocation methodologies, best execution, commission rates and the handling of trade errors. In addition, the Board considered information with respect to compliance, administration and risk management — such as information regarding risk monitoring; business continuity and disaster recovery planning and cybersecurity resources; compliance program information, training, resources and related reporting; and confirmations regarding the absence of regulatory examinations, government inquiries, litigation or other proceedings affecting Westbeck.
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel regarding the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Westbeck Agreement; (2) responses submitted by Westbeck to a questionnaire submitted by TAS, on behalf of the Board, requesting information necessary for the Trustees’ evaluation of the Westbeck Agreement; (3) a detailed report prepared by TAS assessing Westbeck and including information regarding the proposed money manager’s background, investment thesis, portfolio management personnel, philosophy and strategy, risk management, portfolio fit, references and other considerations; (4) certifications regarding Westbeck’s compliance program and code of ethics; (5) a summary of compliance findings for Westbeck prepared by TIP’s Chief Compliance Officer; and (6) the proposed Westbeck Agreement, including the proposed fee schedules and investment guidelines.
During the June Meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the June Meeting regarding the proposed Westbeck Agreement. At the June Meeting, TAS staff (1) reviewed the process undertaken and due diligence performed in assessing Westbeck as a possible money manager for Multi-Asset Fund, and (2) responded to additional questions from the Board regarding, among other things, Westbeck’s operating structure and compliance program, including information about Westbeck’s operational and compliance staffing and the level of resources dedicated to Westbeck’s compliance functions.
The Board also considered a number of additional factors in evaluating the Westbeck Agreement. The Board considered the money management services Westbeck was expected to provide to Multi-Asset Fund; the investment risks presented by the investment strategy that Westbeck intended to employ; the potential benefits of including Westbeck as a money manager to Multi-Asset Fund; operational matters and additional costs related to the implementation of Westbeck’s investment strategies and related risks; and other information deemed relevant.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of the services expected to be provided by Westbeck and determined that the proposed fees under the Westbeck Agreement were reasonable in light of the nature, extent and quality of services expected to be provided. The Board did not specifically consider the profitability or expected

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TIFF Multi-Asset Fund	June 30, 2024
profitability of Westbeck resulting from its relationship with Multi-Asset Fund because Westbeck is not affiliated with TAS or TIP, except by virtue of serving as a money manager to Multi-Asset Fund, and the fees to be paid to Westbeck were negotiated on an arm’s-length basis in a competitive marketplace.
The Board based its evaluation on the material factors presented to it at the June Meeting and discussed above, including: (1) the terms of the Westbeck Agreement; (2) the reasonableness of the proposed money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits expected to be received by Westbeck in connection with providing services to Multi-Asset Fund in the future; (3) the nature, quality, and extent of the services expected to be performed by Westbeck; and (4) the nature and expected effects of adding Westbeck as a money manager to Multi-Asset Fund.
After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the Westbeck Agreement. Prior to a vote being taken, the Board met separately in executive session to discuss the appropriateness of the Westbeck Agreement and other considerations.
In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts.
The Trustees concluded that the Westbeck Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the Westbeck Agreement were fair and reasonable. In the Board’s view, approving the Westbeck Agreement was desirable and in the best interests of Multi-Asset Fund and its members. In arriving at its decision to approve the Westbeck Agreement, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
2024 Board Considerations
Mr. Baumgartner stated that the executive session had been convened so that the Board could continue to discuss, among other things, the continuance of the current Advisory and Money Manager Agreements that were presented for approval as part of the Annual Review, the proposed continuance of the Distribution Agreement with Foreside, the proposed approval of an amended Services Agreement between TIP and TAS, and the proposed approval of a new Money Manager Agreement between Westbeck Capital Management LLP (“Westbeck”) and TIP (the “Westbeck Agreement”), each of which had been discussed earlier in the meeting. Messrs. Rosenblum and Segal reviewed with the Trustees the determinations they were being asked to consider with regard to the approval of each of these matters, and addressed the nature of the process the Trustees had undertaken in this regard. Further discussion followed, and Mr. Baumgartner asked that Mr. Rosenblum reflect in the minutes the Trustees’ considerations and findings, and then review the related disclosures regarding the bases for the Board’s action, to be included in Multi-Asset Fund’s disclosure documents. The factors and information that the Trustees considered to be relevant in the exercise of their reasonable business judgment, and the findings relating thereto, are summarized below:
Continuance of Investment Advisory Agreement and Money Manager Agreements and Approval of Amended Services Agreement
With respect to its consideration of these matters, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts. In advance of the meeting, the Board requested, received and considered information and materials from TAS and the money managers encompassing a wide variety of topics in connection with the proposals, including, among other things: information regarding personnel, organizational structure and services; information regarding investment processes and strategies; comparative information regarding Multi-Asset Fund’s investment performance, fees and expenses; information regarding the potential for TAS to experience economies of scale in the provision of services to the Fund and the extent to which any potential scale benefits may be shared with shareholders; information regarding the overall financial condition of TAS and each money manager and each firm’s ability to carry out its respective obligations to Multi-Asset Fund; with respect to TAS, profitability data and information about the methodology employed in determining profitability; and TAS’s processes for selecting, monitoring and overseeing the money managers. Information about brokerage practices was also provided, including allocation methodologies, best execution, commission rates and soft dollar arrangements. Also provided to the Board was information about compliance, administration and risk management — such as information regarding risk monitoring; business continuity and disaster recovery planning and cybersecurity resources; vendor oversight; compliance program information, training, resources and related reporting; and, to the extent applicable, confirmations or disclosures regarding regulatory examinations, government inquiries, litigation or other proceedings affecting TAS or the money managers.

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TIFF Multi-Asset Fund	June 30, 2024
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements and the Distribution Agreement, as well as a similar memorandum from independent legal counsel regarding the proposed amended Services Agreement; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel, on behalf of the Independent Trustees, requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the performance of Multi-Asset Fund to the performance of its applicable peer groups, and comparing Multi-Asset Fund’s advisory fees and total expenses to those of its peer groups; (4) additional information from TAS regarding the fees charged by TAS to Multi-Asset Fund and to certain other private funds managed by TAS; (5) a report detailing Multi-Asset Fund assets under management, effective fee rates and fees paid to each money manager in 2023, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2023; (7) certain financial information about TAS; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund.
At the meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the meeting. The Board, which is composed entirely of Independent Trustees, also met independently of management, in executive sessions with their independent legal counsel, to review and discuss the materials provided.
In approving the continuation of the Advisory Agreement and each Money Manager Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of each Agreement. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board concluded that Multi-Asset Fund’s performance was acceptable and that its advisory fees and total expenses were reasonable in light of the nature, extent and quality of services provided.
Nature, Extent, and Quality of Services
The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across money managers and asset classes, managing certain direct investments and asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. Relatedly, the Board took into account the comprehensive due diligence and scoring process undertaken by TAS in connection with vetting prospective money managers, including the evaluation of each money manager’s compliance program resources and compliance policies procedures performed by Multi-Asset Fund’s Chief Compliance Officer, as well as the ongoing oversight exercised by TAS over each money manager once onboarded. Consideration was also given to TAS’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by TAS in support of Multi-Asset Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and in monitoring compliance with investment guidelines and policies. The Board also considered TAS’s efforts generally to ensure that third-party programs and vendors used to service Multi-Asset Fund, including for purposes of regulatory compliance support, are monitored effectively.
As part of its assessment of the nature, extent and quality of services, the Board considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. In addition, the Board considered each firm’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Moreover, the Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio.
The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
In addition, the Board considered the profitability of TAS as the investment adviser and its overall financial condition and ability to carry out its obligations to Multi-Asset Fund. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers are affiliated with TAS or

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TIFF Multi-Asset Fund	June 30, 2024
Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, meaning that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to Multi-Asset Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining such portion of Multi-Asset Fund’s portfolio to be managed directly by TAS. Under this structure, TAS is responsible for managing and evaluating the performance of each money manager for its sleeve of the Fund, recommending to the Board the hiring, termination and replacement of each money manager and determining the appropriate manner in which to allocate assets among money managers, including TAS. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.
Money Managers Under Consideration and Performance Benchmarks Reviewed:
Amundi Asset Management US, Inc.
Bloomberg Barclays US Treasury Index (US Treasury obligations, including TIPS, mandate)
AQR Capital Management, LLC
Russell 1000 Index
CenterBook Partners LP
MSCI ACWI 100% USD Hedged Index
Fundsmith Investment Services Limited
MSCI World Index
Greenhouse Funds LLLP
MSCI ACWI 100% USD Hedged Index
Keel Capital AB
HFRI Equity Hedge Index
Kopernik Global Investors, LLC
MSCI All Country World Index
NewGen Asset Management Limited
HFRI Equity Hedge Index
Strategy Capital, LLC
S&P 500 Index
The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with four self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.
In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the four self-selected benchmarks were MAF’s Strategic Asset Allocation (the “MAF SAA”), based on the normal allocation to each asset class, the 65/35 Mix, the Consumer Price Index (“CPI”) + 5% per annum, and MSCI ACWI Index), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution, as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. With respect to Multi-Asset Fund’s performance against its benchmarks and the Broadridge MAF peer universe, the Board made the following observations: As to both the MAF SAA and the 65/35 Mix, the Fund’s annualized total returns exceeded each benchmark for each of the one-year, five-year and since-inception periods ended March 31, 2024, and lagged each benchmark for the ten-year period ended March 31, 2024. With respect to the CPI + 5%, the Fund’s annualized total returns exceeded and

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2024
equaled the benchmark for the one-year and since-inception periods ended March 31, 2024, respectively, but underperformed the CPI + 5% for the five- and ten-year periods ended March 31, 2024. As to the MSCI ACWI Index, the Fund’s annualized total returns underperformed the Index for each period reviewed. The Fund’s returns exceeded the average of the Broadridge MAF peer universe for each of the one-, three-, five- and ten-year periods ended March 31, 2024.
The Board’s assessment of investment performance was also informed by its understanding of TAS’s processes for overseeing and analyzing each money manager’s performance, including regular reporting received by the Investment Oversight Committee of the Board from TAS regarding risk attribution and asset class allocation, as well as information regarding the tenure and experience of each money manager.
The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and sixteen other institutional flexible portfolio funds as classified by Broadridge. The Board observed that the contractual management fee of Multi-Asset Fund was above the MAF expense peer group average (based on total net assets as of March 31, 2024). In assessing the foregoing, the Trustees considered that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The Board also observed that the actual total expenses of Multi-Asset Fund, both including and excluding the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well; and further, that most of the other funds in the MAF expense peer group do not invest in acquired funds to the same degree as MAF, and, therefore, do not incur the same level of underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that TAS’s fee schedule included breakpoints and that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board also assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by TAS and by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s investors. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaires prepared by independent legal counsel on behalf of the Independent Trustees and further discussion, the Board voted to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund.
The Board based its evaluation on the material factors presented to it and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided, and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.
Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Trustees concluded that the terms of the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements

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TIFF Multi-Asset Fund	June 30, 2024
were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward past and future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2024
Index Descriptions
Duration is a measure of the sensitivity of the price of a bond or other fixed income instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk).
MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.
Russell 1000 Index tracks the largest 1,000 US companies.
Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

(b)   The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract and Money Manager Agreements is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Not applicable.

(a)(3) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 28, 2024

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 28, 2024